UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2125

EquiTrust Series Fund, Inc.

(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA	50266-5997
(Address of principal executive offices)	(Zip code)

Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997

(Name and address of agent for service)

Registrant’s telephone number, including area code: 515/225-5400

Date of fiscal year end: July 31, 2009

Date of reporting period: January 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.	Reports to Stockholders.

EquiTrust Series Fund, Inc.

Semi-Annual Report January 31, 2009

5400 University Avenue

West Des Moines, IA 50266

1-877-860-2904

1-515-225-5586

www.equitrust.com

This report is not to be distributed unless preceded or accompanied by a prospectus.

Shareholder Account Access now available at www.equitrust.com

737-027(09)

PRESIDENT’S LETTER

Dear Shareholders:

In our last letter, we noted the apparent slowing in the U.S. economy. This descent started at the tail-end of 2007 but then picked up speed in the last three to four months of 2008. U.S. GDP was positive through the first half of 2008 but was negative in the third quarter and declined sharply in the fourth quarter. Analysts expect the U.S. economy to contract through the first half of 2009 before showing modest growth in the second half of the year.

The deterioration in the overall economy reflects weakness in key contributors. Domestic industrial production has contracted at a pace at least equal to that of prior recessions, while slowing foreign economies further implies leaner times for multinational U.S. companies. The U.S. unemployment rate continues to climb as companies trim workforces according to their expectations for weakening demand. Ultimately, domestic sales are expected to decline as consumers consume less, pay down debt and save more.

The U.S. government has stepped in on numerous fronts, most recently in the form of a massive fiscal stimulus bill. You’re likely familiar with some of the other economic and financial intervention: capital injections for large U.S. banks; unlimited guarantees on bank deposits; the effective takeover of mortgage giants Fannie Mae and Freddie Mac; and the Fed cutting interest rates. Other, lesser-known programs have consisted of government guarantees on commercial paper and also on longer-term bank-issued debt. Governments and central banks around the world have engaged in similar programs to keep credit, goods and services flowing and, ultimately, to keep economies from shrinking.

This weak worldwide economic environment made for challenging conditions for both stocks and bonds in the six months ended January 31, 2009. The S&P 500 Stock Composite Index (the “S&P 500”) declined 33.94% and, as measured by the Russell 2000 Index, domestic small cap stocks fell 37.39%. The MSCI EAFE Index, a measure of the stock markets of non-U.S. developed economies, tumbled 40.66%. The MSCI Emerging Markets Index, which measures the stock performance of developing world economies, returned -48.51% for the six-month period. Among fixed-income benchmarks, it was rare to find positive returns outside of those indices consisting of U.S. Treasury and/or high quality mortgage-backed securities (“MBS”), while credit indices performed the worst. For the period, the Barclays Capital U.S. Aggregate Index returned 3.23% while the Barclays U.S. Corporate High Yield Index returned -19.62%.

The declines in the equity and even fixed-income markets were obviously disturbing, as investors withdrew billions from both stock and bond funds during this six-month period. Dislocations in the financial markets historically have provided opportunities for investors with long investment horizons. However, we continue to emphasize the importance of asset allocation and risk management for investors of all time horizons. Risk management is a crucial element in the investment strategies of our portfolio managers. Additionally, the EquiTrust Portfolios offer investors exposure to the domestic equity and fixed-income markets, generally important elements of an asset allocation strategy.

We appreciate your investment in the Fund and we take seriously our tasks of growing and protecting that investment. Thank you for continued support of the Fund.

Craig A. Lang

President

March 10, 2009

An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the net asset value of $1.00 per share, it is possible to lose money by investing in the Portfolio.

Past performance is not a guarantee of future results.

EQUITRUST SERIES FUND, INC.

January 31, 2009

Value Growth Portfolio

Portfolio Holdings by Industry Sector

High Grade Bond Portfolio

Portfolio Holdings by Credit Quality and Type of Security**

Strategic Yield Portfolio

Portfolio Holdings by Credit Quality and Type of Security**

*	This category may include short-term investments in commercial paper, money market mutual funds and U.S. government agencies, along with cash, receivables, prepaid expenses and other assets, less liabilities.
**	Credit quality as reported by Standard & Poor’s.

EQUITRUST SERIES FUND, INC.

January 31, 2009

Managed Portfolio

Portfolio Holdings by Industry Sector

Money Market Portfolio

Portfolio Holdings by Asset Type

Blue Chip Portfolio

Portfolio Holdings by Industry Sector

*	This category may include short-term investments in commercial paper, money market mutual funds and U.S. government agencies, along with cash, receivables, prepaid expenses and other assets, less liabilities.

Expense Example:

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charges (loads) on purchase payments (Class A shares only, except for the Money Market Portfolio), or contingent deferred sales charges if your investment is held for six years or less (Class B shares only); and (2) ongoing costs, including management fees; distribution (12b-1) fees (Class A and Class B shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a given Portfolio and Share Class of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested on August 1, 2008 and held until January 31, 2009.

Actual Expenses –

The first line for each Portfolio and Share Class in the following table provides information about actual account values and actual expenses for that Portfolio and Share Class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the same Portfolio and Share Class to estimate the expenses you paid on your account during this period. The Fund also charges Class A and Class B shareholders with certain retirement and savings accounts an annual fee of $20 per year for fiduciary expenses regardless of the number of Class A and Class B accounts held. These shareholders should divide the annual fee by the number of accounts owned and reduce their ending account value and increase their expenses by that portion of the annual fee (adjusted for a one-half year period) to estimate total ongoing expenses.

Hypothetical Example for Comparison Purposes –

The second line for each Portfolio and Share Class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of that Portfolio and Share Class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Portfolio and Share Class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a given Portfolio and Share Class of the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Fund also charges Class A and Class B shareholders with certain retirement and savings accounts an annual fee of $20 per year for fiduciary expenses regardless of the number of Class A and Class B accounts held. These shareholders should divide the annual fee by the number of accounts owned and reduce their ending account value and increase their expenses by that portion of the annual fee (adjusted for a one-half year period) to estimate total ongoing expenses.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) (Class A shares only, except for the Money Market Portfolio) or contingent deferred sales charges (Class B shares only). Therefore, the second line for each Portfolio and Share Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transactional costs were included, your costs would have been higher.

Portfolio and Share Class	Beginning Account Value 8/01/2008		Ending Account Value 1/31/2009		Expenses Paid During Period 8/1/2008 - 1/31/2009		Annualized Expense Ratio (1)
Value Growth — Class A							1.53%
Actual Hypothetical (2)	$ $	1,000 1,000	$ $	700.60 1,017.35	$ $	6.51 7.72

Value Growth — Class B							2.00%
Actual Hypothetical (2)	$ $	1,000 1,000	$ $	699.40 1,014.92	$ $	8.52 10.11

Value Growth — Class I							0.79%
Actual Hypothetical (2)	$ $	1,000 1,000	$ $	703.10 1,021.02	$ $	3.39 4.02

High Grade Bond — Class A							1.50%
Actual Hypothetical (2)	$ $	1,000 1,000	$ $	1,003.40 1,017.50	$ $	7.51 7.57

High Grade Bond — Class B							2.00%
Actual Hypothetical (2)	$ $	1,000 1,000	$ $	998.20 1,014.97	$ $	10.03 10.11

High Grade Bond — Class I							0.74%
Actual Hypothetical (2)	$ $	1,000 1,000	$ $	1,005.90 1,021.28	$ $	3.73 3.76

Strategic Yield — Class A							1.75%
Actual Hypothetical (2)	$ $	1,000 1,000	$ $	873.60 1,016.19	$ $	8.21 8.84

Strategic Yield — Class B							2.00%
Actual Hypothetical (2)	$ $	1,000 1,000	$ $	872.40 1,014.96	$ $	9.40 10.12

Strategic Yield — Class I							0.95%
Actual Hypothetical (2)	$ $	1,000 1,000	$ $	877.10 1,020.21	$ $	4.49 4.83

Managed — Class A							1.66%
Actual Hypothetical (2)	$ $	1,000 1,000	$ $	799.40 1,016.68	$ $	7.49 8.39

Managed — Class B							2.00%
Actual Hypothetical (2)	$ $	1,000 1,000	$ $	797.50 1,014.93	$ $	9.00 10.09

Managed — Class I							0.89%
Actual Hypothetical (2)	$ $	1,000 1,000	$ $	802.10 1,020.55	$ $	4.01 4.50

Money Market — Class A							1.32%
Actual Hypothetical (2)	$ $	1,000 1,000	$ $	1,001.60 1,018.40	$ $	6.61 6.67

Money Market — Class B							1.21%
Actual Hypothetical (2)	$ $	1,000 1,000	$ $	1,001.90 1,018.91	$ $	6.09 6.14

Money Market — Class I							0.79%
Actual Hypothetical (2)	$ $	1,000 1,000	$ $	1,004.00 1,021.03	$ $	3.97 4.01

Blue Chip — Class A							1.41%
Actual Hypothetical (2)	$ $	1,000 1,000	$ $	724.30 1,017.92	$ $	6.10 7.14

Blue Chip — Class B							1.85%
Actual Hypothetical (2)	$ $	1,000 1,000	$ $	722.80 1,015.72	$ $	7.99 9.35

Blue Chip — Class I							0.53%
Actual Hypothetical (2)	$ $	1,000 1,000	$ $	727.60 1,022.37	$ $	2.28 2.66

(1)	Expenses are equal to the Annualized Expense Ratio as shown in the table for each Portfolio and Class, multiplied by the average account value over the period, multiplied by 183 days and divided by 365 to reflect the one-half year period.
(2)	Hypothetical examples are based on 5% return before expenses.

EQUITRUST SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES

January 31, 2009

(Unaudited)

	Value Growth Portfolio	High Grade Bond Portfolio	Strategic Yield Portfolio	Managed Portfolio	Money Market Portfolio	Blue Chip Portfolio
ASSETS
Investments in securities, at value (cost — $66,382,595; $14,617,726; $12,139,628; $39,062,614; $3,728,993; and $33,939,261, respectively)	$46,449,244	$13,694,812	$9,480,175	$32,544,414	$3,728,993	$36,034,492

Cash	—	—	—	—	44,595	—
Receivables:
Accrued dividends and interest	48,090	121,701	196,430	75,837	29	79,491
Fund shares sold	1,196	4,568	2,783	3,058	100	24,318
Prepaid expense and other assets .	164	33	30	99	8	129

Total Assets	46,498,694	13,821,114	9,679,418	32,623,408	3,773,725	36,138,430

LIABILITIES
Payables:
EquiTrust Investment Management Services, Inc.	35,022	7,801	8,335	24,433	1,070	37,137
Fund shares redeemed	5,563	1,000	—	2,756	—	6,570
Investment securities purchased	242,663	—	—	83,415	—	—
Dividends	—	2,308	7,766	—	242	—
Accrued expenses	20,662	5,718	5,171	11,124	3,306	11,956

Total Liabilities	303,910	16,827	21,272	121,728	4,618	55,663

NET ASSETS	$46,194,784	$13,804,287	$9,658,146	$32,501,680	$3,769,107	$36,082,767

ANALYSIS OF NET ASSETS
Capital stock (5,000,000,000 shares authorized, $0.001 par value)	$4,732	$1,434	$1,294	$2,930	$3,769	$1,262
Paid-in capital	69,506,304	14,725,774	13,224,945	38,901,346	3,765,338	34,466,745
Accumulated undistributed net investment income	136,880	—	—	48,053	—	343,882
Accumulated undistributed net realized gain (loss) from investment transactions	(3,519,781)	(7)	(908,640)	67,551	—	(824,353)
Net unrealized appreciation (depreciation) of investments	(19,933,351)	(922,914)	(2,659,453)	(6,518,200)	—	2,095,231

NET ASSETS	$46,194,784	$13,804,287	$9,658,146	$32,501,680	$3,769,107	$36,082,767

See accompanying notes.

EQUITRUST SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES (continued)

January 31, 2009

(Unaudited)

	Value Growth Portfolio	High Grade Bond Portfolio	Strategic Yield Portfolio	Managed Portfolio	Money Market Portfolio	Blue Chip Portfolio
NET ASSET VALUE PER SHARE
Class A: Net Assets	$34,025,403	$7,154,358	$5,048,319	$21,590,776	$686,866	$22,112,265
Shares issued and outstanding	3,489,601	743,119	675,850	1,947,545	686,866	773,424
Net asset value and redemption price per share	$9.75	$9.63	$7.47	$11.09	$1.00	$28.59

Public offering price per share (net asset value per share divided by 94.25%, 96.25%, 96.25%, 94.25%, 100% and 94.25%, respectively)	$10.34	$10.01	$7.76	$11.77	$1.00	$30.33

Class B: Net Assets	$4,853,329	$1,308,040	$862,356	$3,506,930	$196,268	$5,406,133
Shares issued and outstanding	497,502	135,924	115,452	316,707	196,268	189,311
Net asset value per share	$9.76	$9.62	$7.47	$11.07	$1.00	$28.56

Class I: Net Assets	$7,316,052	$5,341,889	$3,747,471	$7,403,974	$2,885,973	$8,564,369
Shares issued and outstanding	742,627	554,553	501,951	663,767	2,885,973	297,705
Net asset value per share	$9.85	$9.63	$7.47	$11.15	$1.00	$28.77

See accompanying notes.

EQUITRUST SERIES FUND, INC.

STATEMENTS OF OPERATIONS

Six Months Ended January 31, 2009

(Unaudited)

	Value Growth Portfolio	High Grade Bond Portfolio	Strategic Yield Portfolio	Managed Portfolio	Money Market Portfolio	Blue Chip Portfolio
INVESTMENT INCOME
Dividends	$650,895	$—	$7,750	$360,105	$—	$652,377
Interest	12,664	401,524	412,595	252,697	30,634	9,296
Less foreign tax withholding	(1,919)	—	—	(1,079)	—	—

Total Investment Income	661,640	401,524	420,345	611,723	30,634	661,673
EXPENSES
Paid to Affiliates:
Investment advisory and management fees	137,408	27,499	28,791	108,669	4,795	53,771
Transfer and dividend disbursing agent fees	75,671	14,342	15,031	53,173	2,893	79,423
Distribution fees	65,895	12,370	9,342	40,601	1,550	50,107
Administrative service fees	58,219	10,633	8,092	35,321	1,235	41,368
Accounting fees	14,073	3,437	2,617	9,056	959	10,754
Custodian fees	8,447	4,048	3,447	7,757	3,419	7,324
Professional fees	6,129	1,682	1,242	4,199	470	4,908
Directors’ fees and expenses	5,259	1,298	998	3,446	368	4,159
Reports to shareholders	5,282	1,453	1,050	3,630	409	4,305
Registration fees	5,236	3,666	3,568	4,279	3,174	4,403
Miscellaneous	20,237	6,124	6,181	10,738	4,888	12,431

Total Expenses	401,856	86,552	80,359	280,869	24,160	272,953
Waiver/reimbursement of fees	—	—	—	—	(4,895)	—
Excess expense reimbursement	(886)	(142)	(3,298)	(4,820)	(1,582)	—
Fees paid indirectly	(40)	(11)	(12)	(32)	(3)	(36)

Net Expenses	400,930	86,399	77,049	276,017	17,680	272,917

Net Investment Income	260,710	315,125	343,296	335,706	12,954	388,756
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	(145,641)	128	(14,331)	120,230	—	(824,294)
Change in unrealized appreciation (depreciation) of investments	(19,967,462)	(285,260)	(1,737,326)	(8,703,385)	—	(13,305,335)

Net Loss on Investments	(20,113,103)	(285,132)	(1,751,657)	(8,583,155)	—	(14,129,629)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(19,852,393)	$29,993	$(1,408,361)	$(8,247,449)	$12,954	$(13,740,873)

See accompanying notes.

EQUITRUST SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Value Growth Portfolio		High Grade Bond Portfolio		Strategic Yield Portfolio
	Six Months Ended January 31, 2009 (Unaudited)	Year Ended July 31, 2008	Six Months Ended January 31, 2009 (Unaudited)	Year Ended July 31, 2008	Six Months Ended January 31, 2009 (Unaudited)	Year Ended July 31, 2008
OPERATIONS
Net investment income	$260,710	$550,182	$315,125	$649,854	$343,296	$702,843
Net realized gain (loss) from investment transactions	(145,641)	(1,407,270)	128	156,213	(14,331)	19,285
Change in unrealized appreciation (depreciation) of investments	(19,967,462)	(5,266,232)	(285,260)	(664,505)	(1,737,326)	(1,018,332)

Net Increase (Decrease) in Net Assets Resulting from Operations	(19,852,393)	(6,123,320)	29,993	141,562	(1,408,361)	(296,204)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Class A	(415,010)	(905,001)	(156,630)	(316,102)	(173,221)	(358,984)
Class B	(30,701)	(94,428)	(24,869)	(64,889)	(28,557)	(64,213)
Class I	(144,101)	(225,510)	(133,626)	(268,863)	(141,518)	(279,646)
Net realized gain from investment transactions:
Class A	—	(913,028)	(77,224)	—	—	—
Class B	—	(144,929)	(14,082)	—	—	—
Class I	—	(168,562)	(55,779)	—	—	—

Total Dividends and Distributions	(589,812)	(2,451,458)	(462,210)	(649,854)	(343,296)	(702,843)
CAPITAL SHARE TRANSACTIONS	(308,798)	(4,021,325)	(67,913)	838,698	(112,297)	(734,538)

Total Increase (Decrease) in Net Assets	(20,751,003)	(12,596,103)	(500,130)	330,406	(1,863,954)	(1,733,585)

NET ASSETS
Beginning of period	66,945,787	79,541,890	14,304,417	13,974,011	11,522,100	13,255,685

End of period (including accumulated undistributed net investment income as set forth below)	$46,194,784	$66,945,787	$13,804,287	$14,304,417	$9,658,146	$11,522,100

Accumulated Undistributed Net Investment Income	$136,880	$465,982	$—	$—	$—	$—

See accompanying notes.

EQUITRUST SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Managed Portfolio		Money Market Portfolio		Blue Chip Portfolio
	Six Months Ended January 31, 2009 (Unaudited)	Year Ended July 31, 2008	Six Months Ended January 31, 2009 (Unaudited)	Year Ended July 31, 2008	Six Months Ended January 31, 2009 (Unaudited)	Year Ended July 31, 2008
OPERATIONS
Net investment income	$335,706	$743,670	$12,954	$84,995	$388,756	$809,642
Net realized gain (loss) from investment transactions	120,230	147,770	—	—	(824,294)	225,538
Change in unrealized appreciation (depreciation) of investments	(8,703,385)	(2,629,918)	—	—	(13,305,335)	(8,076,362)

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,247,449)	(1,738,478)	12,954	84,995	(13,740,873)	(7,041,182)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Class A	(204,833)	(473,434)	(1,257)	(12,123)	(323,949)	(356,138)
Class B	(28,239)	(66,792)	(421)	(3,789)	(61,708)	(79,959)
Class I	(97,956)	(209,320)	(11,276)	(69,083)	(189,572)	(214,214)
Net realized gain from investment transactions:
Class A	—	(1,283,212)	—	—	(138,808)	(1,166,903)
Class B	—	(246,994)	—	—	(34,155)	(337,773)
Class I	—	(375,849)	—	—	(52,484)	(413,024)

Total Dividends and Distributions	(331,028)	(2,655,601)	(12,954)	(84,995)	(800,676)	(2,568,011)
CAPITAL SHARE TRANSACTIONS	(567,184)	(90,833)	(74,726)	653,952	329,321	(2,892,819)

Total Increase (Decrease) in Net Assets	(9,145,661)	(4,484,912)	(74,726)	653,952	(14,212,228)	(12,502,012)

NET ASSETS
Beginning of period	41,647,341	46,132,253	3,843,833	3,189,881	50,294,995	62,797,007

End of period (including accumulated undistributed net investment income as set forth below)	$32,501,680	$41,647,341	$3,769,107	$3,843,833	$36,082,767	$50,294,995

Accumulated Undistributed Net Investment Income	$48,053	$43,375	$—	$—	$343,882	$530,355

See accompanying notes.

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

VALUE GROWTH PORTFOLIO

January 31, 2009

(Unaudited)

	Shares Held	Value

COMMON STOCKS (98.39%)
APPAREL AND OTHER TEXTILES (0.08%)
Quiksilver, Inc. (1)	18,300	$38,430

AUTOMOTIVE DEALERS AND GASOLINE SERVICE STATIONS (0.01%)
Sonic Automotive, Inc.-Class A	1,700	3,451

BUSINESS SERVICES (6.63%)
Adobe Systems Inc. (1)	10,900	210,479
Automatic Data Processing, Inc.	7,600	276,108
eBay Inc. (1)	13,555	162,931
Microsoft Corp.	59,753	1,021,776
Oracle Corp. (1)	45,090	758,865
Symantec Corp. (1)	35,583	545,487
Taleo Corp.-Class A (1)	10,400	87,672

		3,063,318
CHEMICALS AND ALLIED PRODUCTS (17.12%)
Abbott Laboratories	12,450	690,228
Amgen Inc. (1)	7,590	416,311
Biogen Idec Inc. (1)	3,200	155,680
Colgate-Palmolive Co.	6,375	414,630
Dow Chemical Co. (The)	4,890	56,675
E. I. du Pont de Nemours and Co.	17,765	407,884
Johnson & Johnson	27,539	1,588,725
KV Pharmaceutical Co.-Class A (1)	15,150	9,848
Mylan Inc. (1)	27,870	315,767
Novartis AG	6,970	287,582
Pfizer Inc.	75,674	1,103,327
Procter & Gamble Co. (The)	17,650	961,925
Schering-Plough Corp.	19,940	350,146
Teva Pharmaceutical Industries, Ltd.	17,534	726,784
Wyeth	9,830	422,395

		7,907,907
COMMUNICATIONS (3.84%)
AT&T Inc.	20,105	494,985
Comcast Corp.-Class A	40,337	590,937
Embarq Corp.	3,800	135,736
Sprint Nextel Corp. (1)	19,593	47,611
Verizon Communications Inc.	16,870	503,907

		1,773,176
DEPOSITORY INSTITUTIONS (2.99%)
Bank of America Corp.	18,272	120,230
Bank of New York Mellon Corp. (The)	21,602	556,035
Citigroup Inc.	25,389	90,131
New York Community Bancorp, Inc.	29,770	394,452
PNC Financial Services Group, Inc. (The)	393	12,780

	Shares Held	Value

U.S. Bancorp	10,922	$162,082
Wells Fargo & Co.	2,373	44,850

		1,380,560
EATING AND DRINKING PLACES (0.43%)
Chipotle Mexican Grill, Inc. (1)	2,500	119,400
Ruby Tuesday, Inc. (1)	65,000	80,600

		200,000
ELECTRIC, GAS AND SANITARY SERVICES (4.27%)
Atmos Energy Corp.	15,103	370,779
CMS Energy Corp.	31,400	368,950
Integrys Energy Group, Inc.	11,392	475,616
Pepco Holdings, Inc.	13,530	240,969
Pinnacle West Capital Corp.	9,900	331,353
Waste Management, Inc.	6,000	187,140

		1,974,807
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (6.75%)
Advanced Micro Devices, Inc. (1)	45,000	98,550
Cisco Systems, Inc. (1)	50,200	751,494
Diodes Inc. (1)	16,200	104,976
Emerson Electric Co.	5,800	189,660
Energy Conversion Devices, Inc. (1)	9,600	241,632
General Electric Co.	74,125	899,136
Helen of Troy Ltd. (1)	12,088	126,561
Intel Corp.	25,100	323,790
Micron Technology, Inc. (1)	36,400	135,408
QUALCOMM Inc.	5,400	186,570
Technitrol, Inc.	27,900	61,380

		3,119,157
FABRICATED METAL PRODUCTS (0.94%)
Illinois Tool Works Inc.	13,310	434,705

FOOD AND KINDRED PRODUCTS (3.64%)
Coca-Cola Co. (The)	7,660	327,235
Coca-Cola FEMSA, S.A.B. de C.V.	4,200	158,676
Dr Pepper Snapple Group, Inc. (1)	14,100	231,945
H.J. Heinz Co.	5,500	200,750
Kraft Foods Inc.	9,600	269,280
McCormick & Co, Inc.- Non-Voting	7,200	230,688
PepsiCo, Inc.	5,235	262,954

		1,681,528
FOOD STORES (0.68%)
Kroger Co. (The)	13,998	314,955

FORESTRY (0.39%)
Weyerhaeuser Co.	6,520	178,257

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

VALUE GROWTH PORTFOLIO (continued)

	Shares Held	Value

COMMON STOCKS (continued)
GENERAL MERCHANDISE STORES (2.86%)
Target Corp.	16,110	$502,632
Wal-Mart Stores, Inc.	17,335	816,825

		1,319,457
HOLDING AND OTHER INVESTMENT OFFICES (1.47%)
Adams Express Co. (The)	33,617	255,489
H&Q Life Sciences Investors	47,444	422,252

		677,741
INDUSTRIAL MACHINERY AND EQUIPMENT (5.69%)
3M Co.	16,485	886,728
Apple Inc. (1)	3,900	351,507
EMC Corp. (1)	67,200	741,888
Hewlett-Packard Co.	5,870	203,983
Ingersoll-Rand Co. Ltd.-Class A	15,875	257,334
Sigma Designs, Inc. (1)	18,300	187,026

		2,628,466
INSTRUMENTS AND RELATED PRODUCTS (7.28%)
Agilent Technologies, Inc. (1)	12,000	216,960
Becton, Dickinson and Co.	13,246	962,587
Danaher Corp.	2,900	162,197
Medtronic, Inc.	16,660	557,943
Mettler-Toledo International, Inc. (1)	3,700	246,346
Stryker Corp.	5,770	243,725
Thermo Fisher Scientific Inc. (1)	21,044	756,111
Zimmer Holdings, Inc. (1)	5,980	217,672

		3,363,541
INSURANCE AGENTS, BROKERS AND SERVICE (0.94%)
Arthur J. Gallagher & Co.	14,850	350,015
National Financial Partners Corp.	32,400	83,268

		433,283
INSURANCE CARRIERS (2.85%)
Allstate Corp. (The)	6,225	134,896
American Equity Investment Life Holding Co.	34,900	233,481
American International Group, Inc.	13,040	16,691
EMC Insurance Group Inc.	15,791	306,661
Lincoln National Corp.	3,605	54,544
MBIA Inc. (1)	6,644	25,646
MetLife, Inc.	10,170	292,184
Protective Life Corp.	4,740	39,247
WellPoint, Inc. (1)	5,108	211,727

		1,315,077

	Shares Held	Value

LUMBER AND WOOD PRODUCTS (0.18%)
Louisiana-Pacific Corp.	40,700	$84,656

METAL MINING (4.58%)
Barrick Gold Corp.	31,792	1,191,882
Goldcorp Inc.	12,400	366,668
Newmont Mining Corp.	14,000	556,920

		2,115,470
MOTION PICTURES (0.99%)
News Corp.-Class A	22,810	145,756
Time Warner Inc.	33,590	313,395

		459,151
MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.64%)
United Parcel Service, Inc.-Class B	7,005	297,642

NON-DEPOSITORY CREDIT INSTITUTIONS (0.11%)
SLM Corp. (1)	4,440	50,838

OIL AND GAS EXTRACTION (7.27%)
Anadarko Petroleum Corp.	10,200	374,748
Apache Corp.	7,100	532,500
Baker Hughes Inc.	6,300	209,916
Devon Energy Corp.	5,400	332,640
Exterran Holdings, Inc. (1)	5,600	124,096
Helmerich & Payne, Inc.	15,200	341,392
Noble Corp.	11,800	320,370
Occidental Petroleum Corp.	9,830	536,227
Rowan Companies, Inc.	11,200	141,792
Transocean Ltd. (1)	3,000	163,860
Weatherford International Ltd. (1)	17,600	194,128
Whiting Petroleum Corp. (1)	3,000	87,000

		3,358,669
PAPER AND ALLIED PRODUCTS (1.68%)
AbitibiBowater Inc. (1)	74,278	56,451
Kimberly-Clark Corp.	14,025	721,867

		778,318
PERSONAL SERVICES (0.40%)
Cintas Corp.	8,070	183,593

PETROLEUM AND COAL PRODUCTS (4.93%)
Chevron Corp.	15,500	1,093,060
ConocoPhillips	12,228	581,197
Exxon Mobil Corp.	5,600	428,288
Valero Energy Corp.	7,200	173,664

		2,276,209
PRIMARY METAL INDUSTRIES (0.53%)
Corning Inc.	16,650	168,332
Olympic Steel, Inc.	4,900	77,763

		246,095

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

VALUE GROWTH PORTFOLIO (continued)

	Shares Held	Value

COMMON STOCKS (continued)
PRINTING AND PUBLISHING (0.25%)
E.W. Scripps Co. (The)-Class A	4,400	$7,084
R. R. Donnelley & Sons Co.	10,960	106,970

		114,054
RAILROAD TRANSPORTATION (0.35%)
Union Pacific Corp.	3,720	162,899

REAL ESTATE (0.19%)
CB Richard Ellis Group, Inc.-Series A (1)	24,400	87,840

RETAIL-DRUG AND PROPRIETARY STORES (0.79%)
Walgreen Co.	13,400	367,294

RETAIL-HOME FURNITURE AND FURNISHINGS STORES (0.99%)
Bed Bath & Beyond Inc. (1)	8,390	194,900
GameStop Corp.-Class A (1)	10,600	262,668

		457,568
SERVICES-ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT (0.88%)
Quest Diagnostics Inc.	8,200	404,670

TOBACCO PRODUCTS (0.73%)
Philip Morris International Inc.	9,045	336,022

	Shares Held	Value

TRANSPORTATION EQUIPMENT (3.14%)
Federal Signal Corp.	17,200	$116,100
Honeywell International Inc.	20,860	684,417
ITT Corp.	14,340	649,315

		1,449,832
WHOLESALE TRADE-NONDURABLE GOODS (0.90%)
SUPERVALU Inc.	6,800	119,272
SYSCO Corp.	13,235	295,008

		414,280

Total Common Stocks (Cost $65,386,267)		45,452,916

SHORT-TERM INVESTMENTS (2.16%)
MONEY MARKET MUTUAL FUND
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $996,328)	996,328	996,328

Total Short-Term Investments (Cost $996,328)		996,328

Total Investments (100.55%) (Cost $66,382,595)		46,449,244

OTHER ASSETS LESS LIABILITIES (0.55%)
Cash, receivables, prepaid expense and other assets, less liabilities		(254,460)

Total Net Assets (100.00%)		$46,194,784

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

HIGH GRADE BOND PORTFOLIO

January 31, 2009

(Unaudited)

	Principal Amount	Value

CORPORATE BONDS (38.52%)
DEPOSITORY INSTITUTIONS (5.85%)
Comerica Bank, 5.20%, due 08/22/17	$300,000	$232,554
Huntington National Bank, 5.50%, due 02/15/16	300,000	203,136
PNC Preferred FD, 144A, 6.517%, due 12/31/49 (1)	500,000	371,625
Washington Mutual Bank, FA, 5.65%, due 08/15/14	250,000	253

		807,568
ELECTRIC, GAS AND SANITARY SERVICES (9.76%)
Oglethorpe Power Corp., 6.974%, due 06/30/11	231,000	249,977
PacifiCorp, 6.90%, due 11/15/11	500,000	533,880
South Carolina Electric & Gas Co., 6.50%, due 11/01/18	500,000	562,840

		1,346,697
FOOD AND KINDRED PRODUCTS (1.44%)
Diageo Capital plc, 4.375%, due 05/03/10	200,000	198,156

FOOD STORES (1.09%)
Ahold Finance U.S.A., LLC, 8.25%, due 07/15/10	150,000	150,958

INSURANCE CARRIERS (2.88%)
Prudential Financial, Inc., 6.10%, due 06/15/17	250,000	226,117
SunAmerica Inc., 8.125%, due 04/28/23	300,000	170,973

		397,090
OIL AND GAS EXTRACTION (1.70%)
Burlington Resources Inc., 9.125%, due 10/01/21	200,000	234,452

SECURITY AND COMMODITY BROKERS (7.05%)
Goldman Sachs Group, Inc. (The), 5.125%, due 01/15/15	300,000	270,594
Morgan Stanley-Series MTNC, 5.125%, due 02/11/19	700,000	702,366

		972,960
TOBACCO PRODUCTS (5.49%)
UST Inc., 7.25%, due 06/01/09	750,000	758,438

	Principal Amount	Value

TRANSPORTATION — BY AIR (2.95%)
Continental Airlines, Inc., Pass-Through Certificates 1991-1 Class A, 6.545%, due 08/02/20	$521,515	$407,235

TRANSPORTATION EQUIPMENT (0.31%)
Ford Motor Co., 9.215%, due 09/15/21	200,000	43,482

Total Corporate Bonds (Cost $6,160,250)		5,317,036

COMMERCIAL MORTGAGE PASS-THROUGH
CERTIFICATES (1.35%)
TIAA Seasoned Commercial Mortgage Trust 2007-C4 Class AJ, 6.09%, due 08/01/39 (cost $494,427)	500,000	186,541

MORTGAGE-BACKED SECURITIES (50.52%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (11.87%)
3023 Class TG, 5.50%, due 08/01/35	127,332	131,801
3051 Class MY, 5.50%, due 10/01/25	400,000	400,944
Pool # A53146, 5.50%, due 10/01/36	258,154	264,411
Pool # A69436, 6.00%, due 12/01/37	416,589	429,987
Pool # G02562, 6.00%, due 01/01/37	398,490	411,698

		1,638,841
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (10.06%)
Pool # 257306, 5.50%, due 08/01/38	977,338	1,000,834
Pool # 906224, 5.50%, due 01/01/37	377,929	387,251

		1,388,085
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (28.59%)
2003-1 Class PE, 5.50%, due 07/01/32	500,000	519,934
Pool # 1512, 7.50%, due 12/01/23	23,682	25,147
Pool # 2631, 7.00%, due 08/01/28	12,513	13,369
Pool # 2658, 6.50%, due 10/01/28	33,555	35,203

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

HIGH GRADE BOND PORTFOLIO (continued)

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES (continued)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (continued)
Pool # 2698, 5.50%, due 01/01/29	$56,429	$58,120
Pool # 2701, 6.50%, due 01/01/29	38,969	40,888
Pool # 2796, 7.00%, due 08/01/29	14,966	15,984
Pool # 3039, 6.50%, due 02/01/31	4,305	4,518
Pool # 3188, 6.50%, due 01/01/32	44,964	47,187
Pool # 3239, 6.50%, due 05/01/32	32,767	34,387
Pool # 3261, 6.50%, due 07/01/32	31,841	33,415
Pool # 3320, 5.50%, due 12/01/32	335,304	344,103
Pool # 3333, 5.50%, due 01/01/33	229,220	235,107
Pool # 3375, 5.50%, due 04/01/33	68,679	70,443
Pool # 3390, 5.50%, due 05/01/33	314,867	322,953
Pool # 3403, 5.50%, due 06/01/33	359,491	368,724
Pool # 3458, 5.00%, due 10/01/33	473,015	482,927
Pool # 3499, 5.00%, due 01/01/34	239,368	244,270
Pool # 3556, 5.50%, due 05/01/34	181,520	186,048
Pool # 3623, 5.00%, due 10/01/34	597,534	609,771
Pool # 22630, 6.50%, due 08/01/28	17,090	17,929
Pool # 643816, 6.00%, due 07/01/25	227,522	235,777

		3,946,204

Total Mortgage-Backed Securities (Cost $6,744,944)		6,973,130

	Principal Amount	Value

SHORT-TERM INVESTMENTS (8.82%)
UNITED STATES GOVERNMENT AGENCIES (5.43%)
Federal Home Loan Bank, due 02/11/09	$300,000	$299,988
Federal Home Loan Bank, due 02/23/09	450,000	449,971

Total United States Government Agencies (Cost $749,959)		749,959

	Shares Held

MONEY MARKET MUTUAL FUND (3.39%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $468,146)	468,146	468,146

Total Short-Term Investments (Cost $1,218,105)		1,218,105

Total Investments (99.21%) (Cost $14,617,726)		13,694,812

OTHER ASSETS LESS LIABILITIES (0.79%)
Cash, receivables, prepaid expense and other assets, less liabilities		109,475

Total Net Assets (100.00%)		$13,804,287

(1)	Restricted Securities — securities exempt from registration under Rule 144A of the Securities Act of 1933:
PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 01/31/09, the carrying value of each unit was 74.325, representing $371,625 or 2.69% of total net assets.

See accompanying notes.

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

STRATEGIC YIELD PORTFOLIO

January 31, 2009

(Unaudited)

	Shares Held	Value

PREFERRED STOCKS (1.30%)
DEPOSITORY INSTITUTIONS
Sovereign Capital Trust V, 7.75% (Cost $200,000)	8,000	$126,000

	Principal Amount
CORPORATE BONDS (87.71%)
APPAREL AND ACCESSORY STORES (5.06%)
Woolworth (FW) Corp., 8.50%, due 01/15/22	$600,000	489,000

CHEMICALS AND ALLIED PRODUCTS (4.05%)
Chemtura Corp., 6.875%, due 06/01/16	300,000	97,500
Lubrizol Corp. (The), 8.875%, due 02/01/19	250,000	260,242
Nova Chemicals, Ltd., 7.875%, due 09/15/25	200,000	33,398

		391,140
DEPOSITORY INSTITUTIONS (3.85%)
PNC Preferred FD, 144A, 6.517%, due 12/31/49 (1)	500,000	371,625

ELECTRIC, GAS AND SANITARY SERVICES (16.99%)
Avista Corp., 5.95%, due 06/01/18	300,000	310,503
Bruce Mansfield Unit 1, 6.85%, due 06/01/34	500,000	391,545
Entergy Corp., 6.18%, due 03/01/35	300,000	247,707
ESI Tractebel Acquisition Corp., 7.99%, due 12/30/11	269,000	262,939
South Carolina Electric & Gas Co., 6.50%, due 11/01/18	200,000	225,136
Waterford 3 Nuclear Power Plant, 8.09%, due 01/02/17	192,674	203,100

		1,640,930
FOOD STORES (3.26%)
Safeway Inc., 7.45%, due 09/15/27	300,000	314,697

FURNITURE AND FIXTURES (2.03%)
Steelcase Inc., 6.50%, due 08/15/11	200,000	196,226

HOLDING AND OTHER INVESTMENT OFFICES (13.07%)
First Industrial L.P., 7.60%, due 07/15/28	300,000	198,231

	Principal Amount	Value

Hospitality Properties Trust, 6.75%, due 02/15/13	$225,000	$148,453

HRPT Properties Trust, 6.25%, due 08/15/16	425,000	251,430
iStar Financial, Inc.-Series B, 5.70%, due 03/01/14	421,000	155,189
Realty Income Corp., 6.75%, due 08/15/19	500,000	335,455
Rouse Company LP (The), 5.375%, due 11/26/13	500,000	173,830

		1,262,588
INSURANCE CARRIERS (2.68%)
PXRE Capital Trust, 8.85%, due 02/01/27	350,000	259,000

MOTION PICTURES (2.18%)
Time Warner Inc., 8.375%, due 03/15/23	200,000	210,854

OIL & GAS EXTRACTION (6.13%)
Nabors Industries, Inc., 144A, 9.25%, due 01/15/19 (1)	300,000	293,805
Sabine Pass LNG, L.P., 7.50%, due 11/30/16	400,000	298,000

		591,805
PAPER AND ALLIED PRODUCTS (10.28%)
AbitibiBowater Inc., 9.375%, due 12/15/21	400,000	72,000
Cascades Inc., 7.25%, due 02/15/13	500,000	284,810
Potlatch Corp., 9.125%, due 12/01/09	600,000	636,156

		992,966
PIPELINES (3.45%)
NuStar Logistics, L.P., 7.65%, due 04/15/18	400,000	332,924

TRANSPORTATION — BY AIR (2.31%)
Continental Airlines, Inc. Pass-Through Certificates 1997-1 Class 1A, 7.461%, due 10/01/16	315,771	222,619

TRANSPORTATION SERVICES (2.51%)
Preston Corp., 7.00%, due 05/01/11	247,000	242,312

WATER TRANSPORTATION (9.86%)
Overseas Shipholding Group, Inc., 8.75%, due 12/01/13	400,000	354,000

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

STRATEGIC YIELD PORTFOLIO (continued)

	Principal Amount	Value

CORPORATE BONDS (continued)
WATER TRANSPORTATION (continued)
Windsor Petroleum Transportation, 144A, 7.84%, due 01/15/21 (1)	$500,000	$598,355

		952,355

Total Corporate Bonds (Cost $11,071,163)		8,471,041

MORTGAGE-BACKED SECURITIES (5.16%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
3023 Class TG, 5.50%, due 08/01/35	190,998	197,702
3051 Class MY, 5.50%, due 10/01/25	300,000	300,708

Total Mortgage-Backed Securities (Cost $483,741)		498,410

SHORT-TERM INVESTMENTS (3.99%)
COMMERCIAL PAPER (2.59%)
PETROLEUM AND COAL PRODUCTS
Chevron Corp., 0.11%, due 02/04/09 (Cost $250,000)	250,000	250,000

	Shares Held	Value

MONEY MARKET MUTUAL FUND (1.40%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $134,724)	134,724	$134,724

Total Short-Term Investments (Cost $384,724)		384,724

Total Investments (98.16%) (Cost $12,139,628)		9,480,175

OTHER ASSETS LESS LIABILITIES (1.84%)
Cash, receivables, prepaid expense and other assets, less liabilities		177,971

Total Net Assets (100.00%)		$9,658,146

(1)	Restricted Securities — securities exempt from registration under Rule 144A of the Securities Act of 1933:
PNC Preferred FD, was purchased at 100.000 on 11/29/2006. As of 01/31/09, the carrying value of each unit was 74.325, representing $371,625 or 3.85% of total net assets.
Nabors Industries, Inc. was purchased at 99.998 on 01/07/2009. As of 01/31/09, the carrying value of each unit was 97.935, representing $293,805 or 3.04% of total net assets.
Windsor Petroleum Transportation was purchased at 80.500 on 08/26/99. As of 01/31/09, the carrying value of each unit was 119.671, representing $598,355 or 6.20% of total net assets.
As of 01/31/09, the carrying value of all restricted securities was $1,263,785 or 13.09% of total net assets.

See accompanying notes.

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

MANAGED PORTFOLIO

January 31, 2009

(Unaudited)

	Shares Held	Value

COMMON STOCKS (66.85%)
AUTOMOTIVE DEALERS AND GASOLINE SERVICE STATIONS (0.01%)
Sonic Automotive, Inc.-Class A	1,200	$2,436

BUSINESS SERVICES (2.75%)
Automatic Data Processing, Inc.	4,500	163,485
eBay Inc. (1)	4,000	48,080
Microsoft Corp.	25,100	429,210
Oracle Corp. (1)	11,520	193,882
Taleo Corp.-Class A (1)	7,100	59,853

		894,510
CHEMICALS AND ALLIED PRODUCTS (12.55%)
Abbott Laboratories	10,400	576,576
Amgen Inc. (1)	1,900	104,215
Colgate-Palmolive Co.	3,635	236,420
Dow Chemical Co. (The)	6,040	70,004
E. I. du Pont de Nemours and Co.	12,405	284,819
Johnson & Johnson	15,703	905,906
K-V Pharmaceutical Co. Class A (1)	7,050	4,582
Mylan Inc. (1)	16,595	188,021
Novartis AG	4,030	166,278
Pfizer Inc.	41,922	611,223
Procter & Gamble Co. (The)	5,905	321,822
Schering-Plough Corp.	9,700	170,332
Teva Pharmaceutical Industries Ltd.	4,892	202,773
Wyeth	5,500	236,335

		4,079,306
COMMUNICATIONS (2.00%)
AT&T Inc.	5,895	145,135
Comcast Corp.-Class A	7,203	105,524
Embarq Corp.	2,350	83,942
Sprint Nextel Corp. (1)	12,175	29,585
Verizon Communications Inc.	9,615	287,200

		651,386
DEPOSITORY INSTITUTIONS (1.92%)
Bank of America Corp.	8,047	52,949
Bank of New York Mellon Corp. (The)	6,399	164,710
Citigroup Inc.	9,013	31,996
New York Community Bancorp, Inc.	19,030	252,148
PNC Financial Services Group, Inc. (The)	161	5,236
U.S. Bancorp	6,272	93,076
Wells Fargo & Co.	1,241	23,455

		623,570

	Shares Held	Value

EATING AND DRINKING PLACES (0.17%)
Ruby Tuesday, Inc. (1)	45,000	$55,800

ELECTRIC, GAS AND SANITARY SERVICES (5.33%)
Atmos Energy Corp.	12,783	313,823
Integrys Energy Group, Inc.	6,758	282,146
Pepco Holdings, Inc.	8,375	149,159
Pinnacle West Capital Corp.	11,400	381,558
Tortoise Energy Capital Corp.	25,768	382,397
Waste Management, Inc.	7,200	224,568

		1,733,651
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (4.53%)
Advanced Micro Devices, Inc. (1)	31,000	67,890
Cisco Systems, Inc. (1)	16,200	242,514
Energy Conversion Devices Inc. (1)	3,300	83,061
General Electric Co.	53,735	651,806
Helen of Troy Ltd. (1)	6,813	71,332
Intel Corp.	17,200	221,880
Micron Technology, Inc. (1)	25,100	93,372
Technitrol, Inc.	19,300	42,460

		1,474,315
FABRICATED METAL PRODUCTS (0.52%)
Illinois Tool Works Inc.	5,175	169,016

FOOD AND KINDRED PRODUCTS (2.54%)
Coca-Cola Co. (The)	5,440	232,397
Diageo plc	2,800	152,152
Kraft Foods Inc.	5,737	160,923
PepsiCo, Inc.	5,615	282,041

		827,513
FORESTRY (0.67%)
Weyerhaeuser Co.	8,040	219,814

GENERAL MERCHANDISE STORES (1.70%)
Target Corp.	2,440	76,128
Wal-Mart Stores, Inc.	10,115	476,619

		552,747
HOLDING AND OTHER INVESTMENT OFFICES (0.71%)
H&Q Life Sciences Investors	10,078	89,694
iShares MSCI Japan Index	16,570	139,685

		229,379
INDUSTRIAL MACHINERY & EQUIPMENT (3.31%)
3M Co.	9,580	515,308
Apple Inc. (1)	1,800	162,234
EMC Corp. (1)	14,400	158,976

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

MANAGED PORTFOLIO (continued)

	Shares Held	Value

COMMON STOCKS (continued)
INDUSTRIAL MACHINERY & EQUIPMENT (continued)
Hewlett-Packard Co.	2,530	$87,918
Ingersoll-Rand Co. Ltd.-Class A	9,341	151,418

		1,075,854
INSTRUMENTS AND RELATED PRODUCTS (2.31%)
Becton, Dickinson and Co.	3,137	227,966
Medtronic, Inc.	4,800	160,752
Stryker Corp.	1,795	75,821
Thermo Fisher Scientific Inc. (1)	5,152	185,111
Zimmer Holdings, Inc. (1)	2,740	99,736

		749,386
INSURANCE AGENTS, BROKERS AND SERVICE (0.62%)
Arthur J. Gallagher & Co.	8,605	202,820

INSURANCE CARRIERS (2.96%)
Allstate Corp. (The)	3,635	78,770
American International Group, Inc.	3,710	4,749
EMC Insurance Group Inc.	20,429	396,731
Lincoln National Corp.	2,200	33,286
MetLife, Inc.	5,600	160,888
Old Republic International Corp.	13,400	138,288
Protective Life Corp.	2,890	23,929
WellPoint, Inc. (1)	2,997	124,226

		960,867
LUMBER AND WOOD PRODUCTS (0.18%)
Louisiana-Pacific Corp.	28,200	58,656

METAL MINING (4.41%)
Barrick Gold Corp.	29,624	1,110,604
Newmont Mining Corp.	8,100	322,218

		1,432,822
MOTION PICTURES (0.26%)
News Corp.	11,500	83,260

MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.45%)
United Parcel Service, Inc.-Class B	3,405	144,678

NON-DEPOSITORY CREDIT INSTITUTIONS (0.09%)
SLM Corp. (1)	2,565	29,369

OIL AND GAS EXTRACTION (5.06%)
Anadarko Petroleum Corp.	5,700	209,418
Apache Corp.	3,900	292,500
Baker Hughes Inc.	3,600	119,952

	Shares Held	Value

Devon Energy Corp.	3,100	$190,960
Occidental Petroleum Corp.	11,030	601,686
Rowan Companies, Inc.	9,000	113,940
Weatherford International Ltd. (1)	10,400	114,712

		1,643,168
PAPER AND ALLIED PRODUCTS (1.26%)
AbitibiBowater Inc. (1)	6,242	4,744
Kimberly-Clark Corp.	7,875	405,326

		410,070
PERSONAL SERVICES (0.33%)
Cintas Corp.	4,725	107,494

PETROLEUM AND COAL PRODUCTS (2.37%)
ConocoPhillips	8,225	390,934
Exxon Mobil Corp.	3,300	252,384
Valero Energy Corp.	5,200	125,424

		768,742
PIPELINES (1.78%)
Kinder Morgan Management, LLC (1)	13,306	578,412

PRIMARY METAL INDUSTRIES (0.48%)
Corning Inc.	10,300	104,133
Olympic Steel, Inc.	3,300	52,371

		156,504
PRINTING AND PUBLISHING (0.20%)
E.W. Scripps Co. (The)-Class A	3,044	4,901
R. R. Donnelley & Sons Co.	6,065	59,194

		64,095
REAL ESTATE (0.19%)
CB Richard Ellis Group, Inc.-Series A (1)	16,900	60,840

RETAIL-DRUG AND PROPRIETARY STORES (0.63%)
Walgreen Co.	7,500	205,575

SERVICES-ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT (0.90%)
Quest Diagnostics Inc.	5,900	291,165

TOBACCO PRODUCTS (0.46%)
Philip Morris International Inc.	4,050	150,458

TRANSPORTATION EQUIPMENT (2.69%)
Federal Signal Corp.	16,200	109,350
Genuine Parts Co.	5,300	169,706
Honeywell International Inc.	8,065	264,613
ITT Corp.	7,280	329,638

		873,307

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

MANAGED PORTFOLIO (continued)

	Shares Held	Value

COMMON STOCKS (continued)
WHOLESALE TRADE-NONDURABLE GOODS (0.51%)
SYSCO Corp.	7,485	$166,841

Total Common Stocks (Cost $28,507,810)		21,727,826

PUBLICLY-TRADED PARTNERSHIPS (1.66%)
PIPELINES
Buckeye Partners, L.P.	4,900	196,490
Enbridge Energy Partners, L.P.	4,800	152,160
Magellan Midstream Partners, L.P.	5,500	190,740

Total Publicly-Traded Partnerships (Cost $648,722)		539,390

	Principal Amount
MORTGAGE-BACKED SECURITIES (26.24%)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
2003-1 Class PE, 5.50%, due 07/01/32	$1,250,000	1,299,834
2003-11 Class QC, 5.50%, due 02/01/33	1,500,000	1,539,938
2003-71 Class AK, 5.00%, due 09/01/29	400,000	409,295
2003-116 Class JC, 5.00%, due 05/01/30	440,000	451,202
2004-22 Class BK, 3.47%, due 04/01/34	136,686	136,991
2004-26 Class GC, 5.00%, due 06/01/31	700,000	719,662
2004-76 Class VG, 5.00%, due 09/01/23	300,000	308,170
2004-89 Class KC, 4.00%, due 10/01/34	277,719	279,530
2004-105 Class PB, 5.00%, due 06/01/33	1,128,800	1,166,293
2004-109 Class WE, 5.00%, due 05/01/33	522,000	539,405
2005-44 Class KC, 5.00%, due 04/01/31	500,000	504,658
2006-38 Class OG, 5.00%, due 06/01/36	650,000	667,421
Pool # 2796, 7.00%, due 08/01/29	33,675	35,964
Pool # 3040, 7.00%, due 02/01/31	17,947	19,154

	Principal Amount	Value

Pool # 3188, 6.50%, due 01/01/32	$44,964	$47,186
Pool # 3239, 6.50%, due 05/01/32	83,767	87,908
Pool # 3333, 5.50%, due 01/01/33	200,567	205,719
Pool # 3403, 5.50%, due 06/01/33	107,038	109,787

Total Mortgage-Backed Securities (Cost $8,157,001)		8,528,117

SHORT-TERM INVESTMENTS (5.38%)
UNITED STATES GOVERNMENT AGENCIES (1.54%)
Federal Home Loan Bank, due 02/27/09 (Cost $499,921)	500,000	499,921

	Shares Held
MONEY MARKET MUTUAL FUND (3.84%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $1,249,160)	1,249,160	1,249,160

Total Short Term Investments (Cost $1,749,081)		1,749,081

Total Investments (100.13%) (Cost $39,062,614)		32,544,414

OTHER ASSETS LESS LIABILITIES (.13%)
Cash, receivables, prepaid expense and other assets, less liabilities		(42,734)

Total Net Assets (100.00%)		$32,501,680

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO

January 31, 2009

(Unaudited)

	Annualized Yield on Purchase Date	Principal Amount	Value

SHORT-TERM INVESTMENTS (98.94%)
COMMERCIAL PAPER (7.96%)
NONDEPOSITORY INSTITUTIONS (3.98%)
General Electric Capital Corp., due 03/10/09	0.150%	$150,000	$150,000

PETROLEUM AND COAL PRODUCTS (3.98%)
Chevron Corp., due 02/03/09	0.120	150,000	150,000

Total Commercial Paper (Cost $300,000)			300,000

UNITED STATES GOVERNMENT AGENCIES (90.98%)
Federal Home Loan Bank, due 02/06/09	0.112	150,000	149,997
Federal Home Loan Bank, due 03/04/09	0.183	200,000	199,968
Federal Home Loan Bank, due 03/05/09	0.183	200,000	199,967
Federal Home Loan Bank, due 03/06/09	0.112	100,000	99,990
Federal Home Loan Bank, due 03/11/09	0.152	100,000	99,984
Federal Home Loan Bank, due 03/18/09	0.254	100,000	99,968
Federal Home Loan Bank, due 03/20/09	0.254	100,000	99,967
Federal Home Loan Bank, due 03/23/09	0.132	100,000	99,981
Federal Home Loan Bank, due 03/25/09	0.254	100,000	99,963
Federal Home Loan Bank, due 03/26/09	0.264	100,000	99,961
Federal Home Loan Mortgage Corp., due 02/17/09	0.101	150,000	149,993
Federal Home Loan Mortgage Corp., due 02/19/09	0.203	100,000	99,989
Federal Home Loan Mortgage Corp., due 02/26/09	0.101	100,000	99,993
Federal Home Loan Mortgage Corp., due 02/27/09	0.101	100,000	99,992
Federal Home Loan Mortgage Corp., due 03/02/09	1.119	100,000	99,908
Federal Home Loan Mortgage Corp., due 04/06/09	0.304	100,000	99,946
Federal Home Loan Mortgage Corp., due 04/08/09	0.294	100,000	99,946
Federal Home Loan Mortgage Corp., due 04/20/09	0.335	100,000	99,928
Federal Home Loan Mortgage Corp., due 04/23/09	0.183	100,000	99,960
Federal Home Loan Mortgage Corp., due 05/06/09	0.264	100,000	99,931
Federal National Mortgage Assoc., due 02/02/09	0.239	250,000	249,997
Federal National Mortgage Assoc., due 02/05/09	0.152	150,000	149,997
Federal National Mortgage Assoc., due 02/11/09	0.507	80,000	79,988
Federal National Mortgage Assoc., due 02/18/09	0.162	150,000	149,988
Federal National Mortgage Assoc., due 03/03/09	0.132	100,000	99,989
Federal National Mortgage Assoc., due 04/01/09	0.315	100,000	99,948
Federal National Mortgage Assoc., due 04/29/09	0.355	100,000	99,914
Federal National Mortgage Assoc., due 05/26/09	0.254	200,000	199,840

Total United States Government Agencies (Cost $3,428,993)			3,428,993

Total Short-Term Investments (Cost $3,728,993)			3,728,993

OTHER ASSETS LESS LIABILITIES (1.06%)
Cash, receivables, prepaid expense and other assets, less liabilities			40,114

Total Net Assets (100.00%)			$3,769,107

See accompanying notes.

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

BLUE CHIP PORTFOLIO

January 31, 2009

(Unaudited)

	Shares Held	Value

COMMON STOCKS (94.34%)
BUSINESS SERVICES (4.28%)
Microsoft Corp.	58,078	$993,134
Oracle Corp. (1)	32,792	551,889

		1,545,023
CHEMICALS AND ALLIED PRODUCTS (19.44%)
Abbott Laboratories	15,633	866,694
Amgen Inc. (1)	11,272	618,269
Bristol-Myers Squibb Co.	24,299	520,242
Colgate-Palmolive Co.	4,380	284,875
Dow Chemical Co. (The)	6,653	77,108
E. I. du Pont de Nemours and Co.	9,953	228,521
Eli Lilly and Co.	11,462	422,031
Johnson & Johnson	27,191	1,568,649
Merck & Co., Inc.	19,480	556,154
Pfizer Inc.	26,585	387,609
Procter & Gamble Co. (The)	27,221	1,483,545

		7,013,697
COMMUNICATIONS (4.86%)
AT&T Inc.	24,336	599,152
CBS Corp.-Class B	7,635	43,672
Comcast Corp.-Class A	20,878	305,863
Verizon Communications Inc.	23,164	691,909
Viacom Inc.-Class B (1)	7,635	112,616

		1,753,212
DEPOSITORY INSTITUTIONS (4.29%)
Bank of America Corp.	28,262	185,964
Citigroup Inc.	27,308	96,943
JPMorgan Chase & Co.	28,955	738,642
Wells Fargo & Co.	27,901	527,329

		1,548,878
EATING AND DRINKING PLACES (4.37%)
McDonald’s Corp.	27,182	1,577,100

ELECTRIC, GAS AND SANITARY SERVICES (3.53%)
Exelon Corp.	15,218	825,120
Southern Co. (The)	13,404	448,364

		1,273,484
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (5.36%)
Cisco Systems, Inc. (1)	35,837	536,480
General Electric Co.	51,694	627,048
Intel Corp.	36,186	466,799
Motorola, Inc.	22,925	101,558
Texas Instruments Inc.	13,518	202,094

		1,933,979

	Shares Held	Value

FOOD AND KINDRED PRODUCTS (4.99%)
Coca-Cola Co. (The)	19,684	$840,901
Kraft Foods Inc.	16,974	476,121
PepsiCo, Inc.	9,602	482,308

		1,799,330
FORESTRY (0.30%)
Weyerhaeuser Co.	3,951	108,020

GENERAL MERCHANDISE STORES (4.12%)
Target Corp.	7,360	229,632
Wal-Mart Stores, Inc.	26,649	1,255,701

		1,485,333
INDUSTRIAL MACHINERY AND EQUIPMENT (9.32%)
3M Co.	10,955	589,270
Applied Materials, Inc.	15,140	141,862
Caterpillar Inc.	17,684	545,551
Dell Inc. (1)	20,103	190,979
EMC Corp. (1)	23,960	264,518
Hewlett-Packard Co.	22,743	790,319
International Business Machines Corp.	9,177	841,072

		3,363,571
MOTION PICTURES (2.05%)
Time Warner Inc.	28,927	269,889
Walt Disney Co. (The)	22,797	471,442

		741,331
NON-DEPOSITORY CREDIT INSTITUTIONS (1.56%)
American Express Co.	33,683	563,517

PETROLEUM AND COAL PRODUCTS (13.93%)
Chevron Corp.	24,393	1,720,194
Exxon Mobil Corp.	43,203	3,304,165

		5,024,359
PRIMARY METAL INDUSTRIES (0.41%)
Alcoa Inc.	19,124	148,976

SECURITY AND COMMODITY BROKERS (0.38%)
Ameriprise Financial, Inc.	6,733	135,670

TOBACCO PRODUCTS (3.65%)
Altria Group, Inc.	24,528	405,693
Philip Morris International Inc.	24,528	911,215

		1,316,908

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

BLUE CHIP PORTFOLIO (continued)

	Shares Held	Value

COMMON STOCKS (continued)
TRANSPORTATION EQUIPMENT (7.50%)
Boeing Co. (The)	16,981	$718,466
General Motors Corp.	10,329	31,090
Honeywell International Inc.	22,597	741,408
United Technologies Corp.	25,310	1,214,627

		2,705,591

Total Common Stocks (Cost $31,942,748)		34,037,979

SHORT-TERM INVESTMENTS (5.53%)
MONEY MARKET MUTUAL FUND (4.15%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $1,496,555)	1,496,555	1,496,555

	Principal Amount	Value

UNITED STATES GOVERNMENT AGENCIES (1.38%)
Federal Home Loan Bank, due 02/23/09 (Cost $499,958)	$500,000	$499,958

Total Short-Term Investments (Cost $1,996,513)		1,996,513

Total Investments (99.87%) (Cost $33,939,261)		36,034,492

OTHER ASSETS LESS LIABILITIES (0.13%)
Cash, receivables, prepaid expense and other assets, less liabilities		48,275

Total Net Assets (100.00%)		$36,082,767

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

January 31, 2009

(Unaudited)

1.	Significant Accounting Policies

Organization

EquiTrust Series Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company, or mutual fund. The Fund currently consists of six portfolios (known as the Value Growth, High Grade Bond, Strategic Yield, Managed, Money Market and Blue Chip Portfolios). The Fund offers Class A, Class B and Institutional shares (“Class I”). The Fund began offering Class A shares on December 1, 2005. Effective March 15, 2006 sales of Class B shares were discontinued. Reinvestments through dividend distributions will continue with Class B shares.

Class I shares are available for purchase exclusively by the following investors: (a) retirement plans of FBL Financial Group, Inc. and its affiliates; (b) investment advisory clients of EquiTrust Investment Management Services, Inc. (“EquiTrust Investment”), including affiliated and unaffiliated benefit plans, such as qualified retirement plans, and affiliated and unaffiliated banks and insurance companies purchasing for their own accounts; (c) employees and directors of FBL Financial Group, Inc., its affiliates, and affiliated state Farm Bureau federations; (d) directors and trustees of the Fund and affiliated funds; and (e) such other types of accounts as EquiTrust Marketing Services, LLC (“EquiTrust Marketing”), the Fund’s distributor, deems appropriate. Class I shares currently are available for purchase only from EquiTrust Marketing.

Class A shares (excluding the Money Market Portfolio) are subject to a front-end sales charge. Class B shares are subject to a declining contingent deferred sales charge (“CDSC”) on shares redeemed within six years of purchase. Class B shares will automatically convert to Class A shares of the same Portfolio at the end of the sixth year at the relative NAV of the two classes and the front-end sales charge associated with Class A will be waived. Class I shares are not subject to a front-end sales charge or CDSC. Class I shares do not bear any distribution fee or administrative service fee. The shares of each Portfolio have equal rights and privileges with all other shares of that Portfolio, except that Class A and B shares have separate and exclusive voting rights with respect to the Fund’s Rule 12b-1 Plan. Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share, subject to any preferences (such as resulting from Rule 12b-1 distribution fees with respect to the Class A and B shares). In addition, the Board of Directors of the Fund declares separate dividends on each class of shares.

The Fund allocates daily all income, expenses (other than class-specific expenses), and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses not directly attributed to a Portfolio are apportioned among each of the Portfolios based upon the relative value of each Portfolio. Expenses specifically attributable to a particular class are charged directly to such class. As noted previously, distribution fees and administrative service fees are only charged against Class A and B shares. Other class-specific expenses charged to each class during the period ended January 31, 2009, which are included in the corresponding captions of the statements of operations, were as follows:

	Transfer and Dividend Disbursing Agent Fees			Registration Fees
Portfolio	Class A	Class B	Class I	Class A	Class B	Class I
Value Growth	$57,668	$16,377	$1,626	$3,653	$9	$1,574
High Grade Bond	9,894	3,940	508	2,150	1	1,515
Strategic Yield	10,449	3,817	765	2,109	1	1,458
Managed	38,497	13,246	1,430	2,764	6	1,509
Money Market	1,258	1,089	546	1,514	—	1,660
Blue Chip	56,529	20,852	2,042	2,916	10	1,477

Security Valuation

All portfolios, other than the Money Market Portfolio, value their investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Directors. Short-term investments are valued at market value, except that obligations maturing in one year or less are valued using the amortized cost method of valuation described below with respect to the Money Market Portfolio, which approximates market value.

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

1.	Significant Accounting Policies (continued)

The Money Market Portfolio values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Income and Investment Transactions

For financial reporting purposes, investment transactions are recorded on the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date and interest is recognized on an accrual basis. Discounts and premiums on investments purchased are amortized over the life of the respective investments.

Dividends and Distributions to Shareholders

On each day that the net asset value per share is calculated in the High Grade Bond and Strategic Yield Portfolios, that Portfolio’s net investment income will be declared, as of the close of the New York Stock Exchange, as a dividend to shareholders of record prior to the declaration. With respect to the Money Market Portfolio, each day the net asset value per share is calculated, net investment income and any realized gains and losses from investment transactions will be declared, as of the close of the New York Stock Exchange, as a dividend to shareholders of record prior to the declaration. With respect to the High Grade Bond and Strategic Yield Portfolios, any net short-term and long-term gains will be declared and distributed periodically, but in no event less frequently than annually. Dividends and distributions of the other portfolios are recorded on the ex-dividend date. Dividends and distributions from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles (see Note 2). Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Dividends and distributions which exceed current and accumulated earnings and profits for federal income tax purposes are reported as return of capital distributions.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

Under the Fund’s organizational documents, its present and past officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. At the discretion of the Board of Directors, employees and agents may also be indemnified. In addition, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

New Accounting Pronouncements

Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards (Statement) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. See Note 4, “Fair Value”, for detailed information regarding fair value measurements.

2.	Federal Income Taxes

No provision for federal income taxes is considered necessary because the Fund is qualified as a “regulated investment company” under Subchapter M of the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. As of January 31, 2009, the Fund is not aware of any uncertain tax positions. The Fund is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for tax years prior to 2006.

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

2.	Federal Income Taxes (continued)

An election was made under section 311 of the Taxpayer Relief Act of 1997 to treat certain securities within the Value Growth Portfolio as deemed to have been sold on January 2, 2001, at the closing market price and then reacquired on that date for the same amount. The securities elected for the deemed sale resulted in a realized gain, for tax reporting purposes only, of $5,905,182. These realized gains were offset against capital loss carryovers. As a result of this election, as of January 31, 2009, the tax cost of investments of the Value Growth Portfolio differed by $557,072 from the cost for financial reporting purposes.

As of January 31, 2009, the approximate net capital loss carryovers were as follows:

	Portfolio
Net Capital Loss Carryovers Expire In:	Value Growth	Strategic Yield	Managed	Blue Chip
2011	$—	$626,000	$—	$—
2012	—	268,000	—	—
2017	3,126,000	14,000	20,000	824,000

	$3,126,000	$908,000	$20,000	$824,000

As of January 31, 2009, the Value Growth Portfolio had post-October capital losses of $19,190 that were deferred to the first day of the next fiscal year.

The tax character of distributions for the periods indicated were as follows:

	Six Months Ended January 31, 2009		Year Ended July 31, 2008
Portfolio	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains
Value Growth	$589,812	$—	$1,338,692	$1,112,766
High Grade Bond	315,125	147,085	649,854	—
Strategic Yield	343,296	—	702,843	—
Managed	331,028	—	780,676	1,874,925
Money Market	12,954	—	84,995	—
Blue Chip	575,229	225,447	650,311	1,917,700

The Fund designates long-term capital gain dividends per Internal Revenue Code Section 852(b)(3)(C). Distributions of short-term capital gain are treated as ordinary income distributions for tax purposes.

As of January 31, 2009, the components of accumulated earnings (deficit) and capital gains (losses) on a tax basis were identical to those reported in the statements of assets and liabilities, except as follows:

	Portfolio
	Value Growth	Strategic Yield	Managed
Undistributed ordinary income	$136,880	$3,272	$48,053
Accumulated capital losses	(3,145,177)	(908,640)	(19,925)
Net unrealized depreciation of investments	(20,307,955)	(2,659,453)	(6,430,724)
Other timing differences	—	(3,272)	—

Total accumulated deficit	$(23,316,252)	$(3,568,093)	$(6,402,596)

The primary differences between book-basis and tax-basis accumulated capital losses and net unrealized appreciation of investments in the Value Growth Portfolio are attributable to the realized gain recognized on January 2, 2001 from the mark to market election. Other differences in the Value Growth and Managed Portfolios are attributable to taxable spinoffs, mergers and corporate inversions. The Strategic Yield Portfolio held a trust-preferred security which accrues income for tax purposes and not financial reporting purposes.

3.	Management Contract and Transactions with Affiliates

The Fund has entered into agreements with EquiTrust Investment relating to the management of the Portfolios and the investment of their assets, the transfer and dividend disbursing agent duties, and the accounting functions.

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

3.	Management Contract and Transactions with Affiliates (continued)

Pursuant to these agreements, fees paid to EquiTrust Investment are determined as follows: (1) annual investment advisory and management fees, which are based on each Portfolio’s average daily net assets as follows: Value Growth Portfolio - 0.50%; High Grade Bond Portfolio - 0.40%; Strategic Yield Portfolio - 0.55%; Managed Portfolio - 0.60%; Money Market Portfolio - 0.25%; and Blue Chip Portfolio - 0.25%; (2) transfer and dividend disbursing agent fees, which are based on direct services provided and expenses incurred by the investment adviser, plus an annual per account charge ranging from $7.03 to $9.03; and (3) accounting fees, which are based on each Portfolio’s daily net assets at an annual rate of 0.05%, with a maximum per Portfolio annual expense of $30,000.

Distribution and administrative service fees paid to EquiTrust Marketing are determined as follows: (1) distribution fees are computed at an annual rate of 0.25% for Class A and 0.50% for Class B of the average daily net asset value attributable to shares of the respective class in each Portfolio and; (2) administrative service fees, which are computed at an annual rate of 0.25% for Class A and Class B of the average daily net asset value attributable to shares of the respective class in each Portfolio.

Front-end sales charges and CDSC (collectively “sales charges”) are not recorded as expenses of the Fund. Front-end sales charges are deducted out of the proceeds from the sales of Fund shares prior to investment into Class A. CDSC are deducted from the redemption proceeds out of Class B prior to remittance to the shareholder. All sales charges are retained by EquiTrust Marketing. During the period ended January 31, 2009, EquiTrust Marketing retained $64,027 in sales charges from the sales of Class A shares and $10,008 in CDSC from the redemption of Class B shares.

EquiTrust Investment has agreed to reimburse the Portfolios annually for total expenses (excluding brokerage, interest, taxes, the distribution fee and extraordinary expenses) in excess of 1.50% for each share class based on each Portfolio’s average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fees paid by the Portfolio for such period. When shares roll from Class B to Class A proportionate amounts of net investment income is moved from Class B to Class A. During the period ended January 31, 2009, expense reimbursements moved from Class B to Class A in the Value Growth, High Grade Bond, Strategic Yield, Managed and Money Market Portfolios in the amount of $9, $28, $103, $242 and $308, respectively.

During the period ended January 31, 2009, EquiTrust Investment began voluntarily waiving and reimbursing various Portfolio and class level expenses in the Money Market Portfolio Class A, B and I shares. These voluntary waivers and reimbursements may be revoked at any time. For the period ended January 31, 2009, the voluntary waiver and reimbursement amounts were as follows:

	Money Market Portfolio
Fees	Class A	Class B	Class I
Investment advisory and management fees	$291	$81	$1,185
Transfer and dividend disbursing agent fees	502	699	51
Administrative service fees	386	—	—
Accounting fees	9	3	40
Custodian fees	143	40	558
Registration fees	365	—	420
Miscellaneous	22	6	94

Total	$1,718	$829	$2,348

Certain officers and directors of the Fund are also officers of FBL Financial Group, Inc., EquiTrust Investment, EquiTrust Marketing and other affiliated entities. As of January 31, 2009, Farm Bureau Life Insurance Company, a wholly-owned subsidiary of FBL Financial Group, Inc., owned shares of the Fund’s portfolios as follows:

Portfolio	Class I
Strategic Yield	95,217
Money Market	2,411,336

EquiTrust Investment also owned 109,553 shares of Value Growth Portfolio (Class I) as of January 31, 2009.

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

4.	Fair Value

As discussed in Note 1, Statement No. 157, “Fair Value Measurements,” defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels listed below:

•	Level 1 — Quoted prices in active markets for identical securities on the measurement date
•	Level 2 — Other significant observable inputs (including quoted prices in active markets for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of the investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

At August 1, 2008 and January 31, 2009, there were no valuation inputs classified as level 3.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2009:

	Investments in Securities
Valuation Inputs	Value Growth Portfolio	High Grade Bond Portfolio	Strategic Yield Portfolio	Managed Portfolio	Money Market Portfolio	Blue Chip Portfolio
Level 1 — Quoted Prices	$46,449,244	$468,146	$260,724	$23,516,376	$—	$35,534,534
Level 2 — Other Significant Observable Inputs	—	13,226,666	9,219,451	9,028,038	3,728,993	499,958
Level 3 — Significant Unobservable Inputs	—	—	—	—	—	—

Total	$46,449,244	$13,694,812	$9,480,175	$32,544,414	$3,728,993	$36,034,492

5.	Expense Offset Arrangements

The Fund and other mutual funds managed by EquiTrust Investment have an agreement with the custodian banks to indirectly pay a portion of the custodians’ fees through credits earned by the Funds’ cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statements of operations.

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

6.	Capital Share Transactions

Transactions in Capital Stock for each Portfolio were as follows:

Six Months Ended January 31, 2009:

	Portfolio
	Value Growth	High Grade Bond	Strategic Yield	Managed	Money Market	Blue Chip
Shares sold:
Class A	63,389	21,074	17,811	38,164	357,338	22,940
Class B	4,441	2,836	37	3,593	102,793	1,526
Class I	64,366	63,868	41,719	61,860	202,003	26,825

Shares converted from Class B to Class A:
Class A	52,753	30,659	11,090	36,615	117,185	23,755
Class B	(52,900)	(30,671)	(11,090)	(36,654)	(117,185)	(23,809)

Shares issued in reinvestment of dividends and/or capital gains distribution:
Class A	40,004	22,110	18,883	15,974	1,130	14,728
Class B	3,069	4,231	3,532	2,400	468	3,181
Class I	13,899	19,849	14,328	7,852	1,582	7,750

Shares redeemed:
Class A	(159,147)	(51,047)	(58,203)	(112,131)	(493,352)	(39,523)
Class B	(14,528)	(5,242)	(9,902)	(25,646)	(78,784)	(9,073)
Class I	(32,390)	(85,341)	(39,872)	(38,176)	(167,904)	(15,374)

Net Increase (Decrease)	(17,044)	(7,674)	(11,667)	(46,149)	(74,726)	12,926

Six Months Ended January 31, 2009:

	Portfolio
	Value Growth	High Grade Bond	Strategic Yield	Managed	Money Market	Blue Chip
Value of shares sold:
Class A	$724,197	$205,352	$140,986	$458,558	$357,338	$770,720
Class B	51,696	27,486	297	40,802	102,793	45,208
Class I	724,297	613,964	335,812	756,779	202,003	906,964

Shares converted from Class B to Class A:
Class A	786,192	311,537	116,480	487,814	117,185	594,225
Class B	(786,192)	(311,537)	(116,480)	(487,814)	(117,185)	(594,225)

Value issued in reinvestment of dividends and/or capital gains distribution:
Class A	409,244	210,764	149,638	196,491	1,130	457,457
Class B	31,399	40,320	28,053	29,572	468	98,747
Class I	143,440	189,352	113,543	97,397	1,582	242,056

Value redeemed:
Class A	(1,853,014)	(488,530)	(477,982)	(1,359,104)	(493,352)	(1,362,367)
Class B	(165,626)	(50,170)	(82,889)	(322,690)	(78,784)	(312,860)
Class I	(374,431)	(816,451)	(319,755)	(464,989)	(167,904)	(516,604)

Net Increase (Decrease)	$(308,798)	$(67,913)	$(112,297)	$(567,184)	$(74,726)	$329,321

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

6.	Capital Share Transactions (continued)

Year Ended July 31, 2008:

	Portfolio
	Value Growth	High Grade Bond	Strategic Yield	Managed	Money Market	Blue Chip
Shares sold:
Class A	107,450	41,731	30,585	90,134	624,591	33,947
Class B	9,431	5,129	11,508	7,195	120,165	987
Class I	88,414	248,351	83,517	99,204	541,852	36,490

Shares converted from Class B to Class A:
Class A	147,131	111,015	46,319	106,200	36,537	61,514
Class B	(147,543)	(111,062)	(46,320)	(106,323)	(36,537)	(61,608)

Shares issued in reinvestment of dividends and/or capital gains distribution:
Class A	113,097	25,027	32,851	110,502	11,547	30,788
Class B	17,992	8,141	7,705	24,493	4,186	10,371
Class I	25,044	26,212	24,106	38,578	6,258	13,323

Shares redeemed:
Class A	(480,353)	(91,790)	(119,815)	(227,633)	(437,562)	(108,398)
Class B	(60,303)	(19,708)	(30,906)	(45,074)	(23,370)	(28,315)
Class I	(84,629)	(163,935)	(118,219)	(101,066)	(193,715)	(53,941)

Net Increase (Decrease)	(264,269)	79,111	(78,669)	(3,790)	653,952	(64,842)

Year Ended July 31, 2008:

	Portfolio
	Value Growth	High Grade Bond	Strategic Yield	Managed	Money Market	Blue Chip
Value of shares sold:
Class A	$1,637,517	$430,733	$284,447	$1,354,718	$624,591	$1,531,130
Class B	149,446	53,306	108,307	109,798	120,165	40,371
Class I	1,363,000	2,564,061	780,165	1,494,702	541,852	1,660,440

Shares converted from Class B to Class A:
Class A	2,189,411	1,128,154	482,203	1,417,321	36,537	1,589,051
Class B	(2,189,411)	(1,128,154)	(482,203)	(1,417,321)	(36,537)	(1,589,051)

Value issued in reinvestment of dividends and/or capital gains distribution:
Class A	1,756,406	256,613	303,490	1,659,043	11,547	1,443,660
Class B	279,244	83,580	71,389	368,043	4,186	486,084
Class I	392,947	268,795	222,548	581,329	6,258	627,261

Value redeemed:
Class A	(7,361,070)	(933,749)	(1,110,712)	(3,428,608)	(437,562)	(4,897,343)
Class B	(923,601)	(202,914)	(291,192)	(679,329)	(23,370)	(1,306,188)
Class I	(1,315,214)	(1,681,727)	(1,102,980)	(1,550,529)	(193,715)	(2,478,234)

Net Increase (Decrease)	$(4,021,325)	$838,698	$(734,538)	$(90,833)	$653,952	$(2,892,819)

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

7.	Investment Transactions

For the period ended January 31, 2009, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. Government securities) by Portfolio, were as follows:

Portfolio	Purchases	Sales
Value Growth	$5,011,343	$4,361,126
High Grade Bond	498,565	3,038
Strategic Yield	747,560	641,300
Managed	1,418,898	787,291
Blue Chip	—	1,570,355

The U.S. federal income tax basis of the Fund’s investments in securities and the net unrealized appreciation (depreciation) of investments for U.S. federal income tax purposes as of January 31, 2009, by Portfolio, was composed of the following:

Portfolio	Tax Cost of Investments in Securities	Gross Unrealized		Net Unrealized Appreciation (Depreciation) of Investments
		Appreciation	Depreciation
Value Growth	$66,757,199	$1,803,163	$22,111,118	$(20,307,955)
High Grade Bond	14,617,726	409,015	1,331,929	(922,914)
Strategic Yield	12,139,628	257,550	2,917,003	(2,659,453)
Managed	38,975,138	2,934,989	9,365,713	(6,430,724)
Blue Chip	33,939,261	11,880,150	9,784,919	2,095,231

The basis for U.S. federal income tax purposes and financial reporting purposes for investments in the Money Market Portfolio is the same and is equal to the underlying investments’ carrying value.

8.	Dividends and Distributions to Shareholders

Dividends from net investment income for the following Portfolios are declared daily and were payable on the last business day of the month as follows:

Ordinary Income Dividends:

	High Grade Bond Portfolio			Strategic Yield Portfolio			Money Market Portfolio
Payable Date	Class A	Class B	Class I	Class A	Class B	Class I	Class A	Class B	Class I
August 29, 2008	$0.0330	$0.0283	$0.0388	$0.0413	$0.0396	$0.0470	$0.0004	$0.0002	$0.0011
September 30, 2008	0.0364	0.0312	0.0428	0.0433	0.0406	0.0494	0.0005	0.0002	0.0012
October 31, 2008	0.0367	0.0292	0.0420	0.0417	0.0400	0.0471	0.0003	0.0006	0.0009
November 26, 2008	0.0320	0.0265	0.0367	0.0400	0.0387	0.0443	0.0001	0.0003	0.0004
December 31, 2008	0.0381	0.0300	0.0440	0.0447	0.0430	0.0502	0.0002	0.0004	0.0003
January 30, 2009	0.0331	0.0247	0.0383	0.0409	0.0394	0.0458	0.0001	0.0002	0.0001

Total Dividends per Share	$0.2093	$0.1699	$0.2426	$0.2519	$0.2413	$0.2838	$0.0016	$0.0019	$0.0040

In addition, dividends and distributions to shareholders from net investment income and net realized gain from investment transactions were paid during the period ended January 31, 2009, for the following Portfolios:

Ordinary Income Dividends:

Portfolio	Declaration Date	Record Date	Payable Date	Amount Per Share
				Class A	Class B	Class I
Managed	09/29/08	09/29/08	09/30/08	$0.0494	$0.0417	$0.0759
Value Growth	12/29/08	12/29/08	12/30/08	0.1203	0.0619	0.1989
Managed	12/29/08	12/29/08	12/30/08	0.0548	0.0459	0.0751
Blue Chip	12/29/08	12/29/08	12/30/08	0.4299	0.3325	0.6635

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

8.	Dividends and Distributions to Shareholders (continued)

Long-Term Capital Gains Distributions:

Portfolio	Declaration Date	Record Date	Payable Date	Amount Per Share
				Class A	Class B	Class I
High Grade Bond	12/29/08	12/29/08	12/30/08	$0.1040	$0.1040	$0.1040
Blue Chip	12/29/08	12/29/08	12/30/08	0.1819	0.1819	0.1819

Federal Income Taxes

For the period ended January 31, 2009, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to 100% of these dividends as taxed at a maximum rate of 15%. Complete information is computed and reported in conjunction with the completion and mailing of the Fund’s Form 1099-DIV which is sent to Fund shareholders.

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EQUITRUST SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Period ended January 31, 2009 (Unaudited) and

Years ended July 31, 2008, 2007, 2006, 2005 and 2004

		Income from Investment Operations				Less Distributions
	Net Asset Value at Beginning of Period	Net Invest- ment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Distributions
Value Growth Portfolio
Class A:
2009	$14.08	$0.05	(2)	$(4.26)	$(4.21)	$(0.12)	$—	$(0.12)
2008	15.86	0.12		(1.39)	(1.27)	(0.26)	(0.25)	(0.51)
2007	14.02	0.23		1.71	1.94	(0.10)	—	(0.10)
2006(3)	13.88	0.09		0.10	0.19	(0.05)	—	(0.05)
Class B:
2009	$14.04	$0.02	(2)	$(4.24)	$(4.22)	$(0.06)	$—	$(0.06)
2008	15.79	0.05		(1.38)	(1.33)	(0.17)	(0.25)	(0.42)
2007	13.98	0.16		1.70	1.86	(0.05)	—	(0.05)
2006	13.79	0.05		0.19	0.24	(0.05)	—	(0.05)
2005	11.71	0.05		2.05	2.10	(0.02)	—	(0.02)
2004	10.17	0.02		1.55	1.57	(0.03)	—	(0.03)
Class I:
2009	$14.28	$0.09		$(4.32)	$(4.23)	$(0.20)	$—	$(0.20)
2008	16.05	0.21		(1.39)	(1.18)	(0.34)	(0.25)	(0.59)
2007	14.17	0.29		1.76	2.05	(0.17)	—	(0.17)
2006	13.92	0.17		0.23	0.40	(0.15)	—	(0.15)
2005	11.81	0.16		2.07	2.23	(0.12)	—	(0.12)
2004	10.26	0.11		1.57	1.68	(0.13)	—	(0.13)
High Grade Bond Portfolio
Class A:
2009	$9.92	$0.21	(2)	$(0.19)	$0.02	$(0.21)	$(0.10)	$(0.31)
2008	10.26	0.43		(0.34)	0.09	(0.43)	—	(0.43)
2007	10.20	0.46		0.06	0.52	(0.46)	—	(0.46)
2006(3)	10.33	0.28		(0.13)	0.15	(0.28)	—	(0.28)
Class B:
2009	$9.92	$0.17	(2)	$(0.20)	$(0.03)	$(0.17)	$(0.10)	$(0.27)
2008	10.25	0.39		(0.33)	0.06	(0.39)	—	(0.39)
2007	10.20	0.43		0.05	0.48	(0.43)	—	(0.43)
2006	10.52	0.40		(0.32)	0.08	(0.40)	—	(0.40)
2005	10.52	0.41		—	0.41	(0.41)	—	(0.41)
2004	10.46	0.41		0.09	0.50	(0.41)	(0.03)	(0.44)
Class I:
2009	$9.93	$0.24		$(0.20)	$0.04	$(0.24)	$(0.10)	$(0.34)
2008	10.26	0.51		(0.33)	0.18	(0.51)	—	(0.51)
2007	10.20	0.54		0.06	0.60	(0.54)	—	(0.54)
2006	10.53	0.51		(0.33)	0.18	(0.51)	—	(0.51)
2005	10.53	0.51		—	0.51	(0.51)	—	(0.51)
2004	10.46	0.51		0.10	0.61	(0.51)	(0.03)	(0.54)

		Ratios/Supplemental Data
Net Asset Value at End of Period	Total Investment Return Based on Net Asset Value (1)	Net Assets at End of Period (in thousands)	Ratio of Total Expenses to Average Net Assets (4)	Ratio of Net Expenses to Average Net Assets (4)	Ratio of Net Investment Income to Average Net Assets (4)	Portfolio Turnover Rate

$9.75	(29.94)%	$34,025	1.53%	1.53%	0.89%	8%
14.08	(8.31)%	49,171	1.40%	1.40%	0.69%	19%
15.86	13.84%	57,170	1.36%	1.36%	1.39%	29%
14.02	1.36%	55,250	1.52%	1.51%	0.63%	30%

$9.76	(30.06)%	$4,853	2.04%	2.00%	0.41%	8%
14.04	(8.67)%	7,826	1.78%	1.77%	0.31%	19%
15.79	13.29%	11,650	1.76%	1.75%	1.00%	29%
13.98	1.73%	13,239	1.83%	1.82%	0.30%	30%
13.79	17.91%	75,905	1.60%	1.60%	0.36%	17%
11.71	15.42%	69,495	1.62%	1.61%	0.13%	14%

$9.85	(29.69)%	$7,316	0.79%	0.79%	1.62%	8%
14.28	(7.65)%	9,948	0.73%	0.73%	1.36%	19%
16.05	14.49%	10,722	0.77%	0.77%	1.98%	29%
14.17	2.91%	8,478	0.72%	0.71%	1.44%	30%
13.92	18.98%	6,131	0.71%	0.70%	1.25%	17%
11.81	16.40%	5,215	0.73%	0.73%	1.02%	14%

$9.63	0.34%	$7,154	1.50%	1.50%	4.34%	3%
9.92	0.82%	7,148	1.51%	1.51%	4.16%	18%
10.26	5.15%	6,507	1.52%	1.52%	4.44%	8%
10.20	1.46%	6,831	1.57%	1.56%	4.08%	12%

$9.62	(0.18)%	$1,308	2.02%	2.00%	3.84%	3%
9.92	0.53%	1,634	1.85%	1.85%	3.83%	18%
10.25	4.73%	2,895	1.82%	1.81%	4.14%	8%
10.20	0.75%	3,260	1.80%	1.80%	3.85%	12%
10.52	3.93%	11,153	1.68%	1.68%	3.86%	13%
10.52	4.79%	12,287	1.67%	1.67%	3.81%	12%

$9.63	0.59%	$5,342	0.74%	0.74%	5.09%	3%
9.93	1.73%	5,522	0.68%	0.68%	4.98%	18%
10.26	5.96%	4,573	0.74%	0.74%	5.23%	8%
10.20	1.75%	4,196	0.71%	0.71%	4.94%	12%
10.53	4.95%	3,917	0.70%	0.70%	4.82%	13%
10.53	5.89%	4,641	0.70%	0.70%	4.77%	12%

EQUITRUST SERIES FUND, INC.

FINANCIAL HIGHLIGHTS (continued)

Period ended January 31, 2009 (Unaudited) and

Years ended July 31, 2008, 2007, 2006, 2005 and 2004

		Income from Investment Operations				Less Distributions
	Net Asset Value at Beginning of Period	Net Invest- ment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Distributions
Strategic Yield Portfolio
Class A:
2009	$8.83	$0.25	(2)	$(1.36)	$(1.11)	$(0.25)	$—	$(0.25)
2008	9.58	0.50	(2)	(0.75)	(0.25)	(0.50)	—	(0.50)
2007	9.52	0.54	(2)	0.06	0.60	(0.54)	—	(0.54)
2006(3)	9.66	0.33	(2)	(0.14)	0.19	(0.33)	—	(0.33)
Class B:
2009	$8.83	$0.24	(2)	$(1.36)	$(1.12)	$(0.24)	$—	$(0.24)
2008	9.58	0.47	(2)	(0.75)	(0.28)	(0.47)	—	(0.47)
2007	9.52	0.52	(2)	0.06	0.58	(0.52)	—	(0.52)
2006	9.91	0.47	(2)	(0.39)	0.08	(0.47)	—	(0.47)
2005	9.71	0.50		0.20	0.70	(0.50)	—	(0.50)
2004	9.30	0.54		0.41	0.95	(0.54)	—	(0.54)
Class I:
2009	$8.83	$0.28		$(1.36)	$(1.08)	$(0.28)	$—	$(0.28)
2008	9.58	0.58		(0.75)	(0.17)	(0.58)	—	(0.58)
2007	9.52	0.62		0.06	0.68	(0.62)	—	(0.62)
2006	9.91	0.57		(0.39)	0.18	(0.57)	—	(0.57)
2005	9.70	0.61		0.21	0.82	(0.61)	—	(0.61)
2004	9.29	0.63		0.41	1.04	(0.63)	—	(0.63)
Managed Portfolio
Class A:
2009	$13.99	$0.11	(2)	$(2.91)	$(2.80)	$(0.10)	$—	$(0.10)
2008	15.48	0.24		(0.83)	(0.59)	(0.24)	(0.66)	(0.90)
2007	15.66	0.39	(2)	1.10	1.49	(0.37)	(1.30)	(1.67)
2006(3)	15.26	0.19	(2)	0.40	0.59	(0.19)	—	(0.19)
Class B:
2009	$13.98	$0.09	(2)	$(2.91)	$(2.82)	$(0.09)	$—	$(0.09)
2008	15.46	0.18		(0.82)	(0.64)	(0.18)	(0.66)	(0.84)
2007	15.65	0.31	(2)	1.10	1.41	(0.30)	(1.30)	(1.60)
2006	15.27	0.19	(2)	0.38	0.57	(0.19)	—	(0.19)
2005	13.79	0.13		1.48	1.61	(0.13)	—	(0.13)
2004	12.50	0.15		1.29	1.44	(0.15)	—	(0.15)
Class I:
2009	$14.07	$0.15		$(2.92)	$(2.77)	$(0.15)	$—	$(0.15)
2008	15.56	0.35		(0.83)	(0.48)	(0.35)	(0.66)	(1.01)
2007	15.71	0.50		1.12	1.62	(0.47)	(1.30)	(1.77)
2006	15.32	0.35		0.39	0.74	(0.35)	—	(0.35)
2005	13.82	0.27		1.50	1.77	(0.27)	—	(0.27)
2004	12.53	0.27		1.29	1.56	(0.27)	—	(0.27)

		Ratios/Supplemental Data
Net Asset Value at End of Period	Total Investment Return Based on Net Asset Value (1)	Net Assets at End of Period (in thousands)	Ratio of Total Expenses to Average Net Assets (4)	Ratio of Net Expenses to Average Net Assets (4)	Ratio of Net Investment Income to Average Net Assets (4)	Portfolio Turnover Rate

$7.47	(12.64)%	$5,048	1.81%	1.75%	6.28%	7%
8.83	(2.68)%	6,061	1.72%	1.71%	5.41%	9%
9.58	6.41%	6,673	1.75%	1.74%	5.69%	18%
9.52	1.97%	6,494	1.80%	1.79%	5.20%	8%

$7.47	(12.76)%	$862	2.41%	2.00%	6.03%	7%
8.83	(2.99)%	1,173	2.13%	2.00%	5.11%	9%
9.58	6.14%	1,829	2.16%	2.00%	5.44%	18%
9.52	0.80%	2,121	2.17%	1.99%	4.91%	8%
9.91	7.34%	9,927	1.92%	1.92%	5.06%	7%
9.71	10.33%	10,309	1.91%	1.91%	5.55%	31%

$7.47	(12.29)%	$3,747	0.95%	0.95%	7.09%	7%
8.83	(1.90)%	4,288	0.90%	0.90%	6.23%	9%
9.58	7.25%	4,754	0.94%	0.94%	6.48%	18%
9.52	1.93%	4,047	0.88%	0.87%	6.11%	8%
9.91	8.59%	3,256	0.86%	0.86%	6.11%	7%
9.70	11.46%	2,952	0.89%	0.89%	6.53%	31%

$11.09	(20.06)%	$21,591	1.66%	1.66%	1.73%	4%
13.99	(4.13)%	27,538	1.58%	1.58%	1.57%	18%
15.48	9.80%	29,245	1.56%	1.55%	2.43%	17%
15.66	3.86%	28,539	1.69%	1.68%	1.48%	36%

$11.07	(20.25)%	$3,507	2.24%	2.00%	1.38%	4%
13.98	(4.48)%	5,214	1.96%	1.96%	1.19%	18%
15.46	9.27%	7,618	2.02%	2.00%	1.98%	17%
15.65	3.73%	8,686	2.09%	1.99%	1.16%	36%
15.27	11.73%	38,193	1.80%	1.80%	0.90%	27%
13.79	11.50%	36,152	1.79%	1.79%	1.06%	14%

$11.15	(19.79)%	$7,404	0.89%	0.89%	2.50%	4%
14.07	(3.41)%	8,896	0.85%	0.85%	2.30%	18%
15.56	10.64%	9,269	0.86%	0.86%	3.12%	17%
15.71	4.91%	7,802	0.85%	0.84%	2.32%	36%
15.32	12.91%	6,808	0.82%	0.82%	1.88%	27%
13.82	12.50%	5,726	0.84%	0.84%	2.00%	14%

EQUITRUST SERIES FUND, INC.

FINANCIAL HIGHLIGHTS (continued)

Period ended January 31, 2009 (Unaudited) and Years ended July 31, 2008, 2007, 2006, 2005 and 2004

		Income from Investment Operations				Less Distributions
	Net Asset Value at Beginning of Period	Net Invest- ment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Distributions
Money Market Portfolio
Class A:
2009	$1.00	$—	(2)	$—	$—	$—	$—	$—
2008	1.00	0.02	(2)	—	0.02	(0.02)	—	(0.02)
2007	1.00	0.03	(2)	—	0.03	(0.03)	—	(0.03)
2006 (3)	1.00	0.02	(2)	—	0.02	(0.02)	—	(0.02)
Class B:
2009	$1.00	$—	(2)	$—	$—	$—	$—	$—
2008	1.00	0.02	(2)	—	0.02	(0.02)	—	(0.02)
2007	1.00	0.03	(2)	—	0.03	(0.03)	—	(0.03)
2006	1.00	0.02	(2)	—	0.02	(0.02)	—	(0.02)
2005	1.00	0.01	(2)	—	0.01	(0.01)	—	(0.01)
2004	1.00	—	(2)	—	—	—	—	—
Class I:
2009	$1.00	$—	(2)	$—	$—	$—	$—	$—
2008	1.00	0.03		—	0.03	(0.03)	—	(0.03)
2007	1.00	0.04		—	0.04	(0.04)	—	(0.04)
2006	1.00	0.03		—	0.03	(0.03)	—	(0.03)
2005	1.00	0.01	(2)	—	0.01	(0.01)	—	(0.01)
2004	1.00	0.01	(2)	—	0.01	(0.01)	—	(0.01)
Blue Chip Portfolio
Class A:
2009	$40.25	$0.30		$(11.35)	$(11.05)	$(0.43)	$(0.18)	$(0.61)
2008	47.79	0.60		(6.15)	(5.55)	(0.47)	(1.52)	(1.99)
2007	41.52	0.51		6.24	6.75	(0.48)	—	(0.48)
2006 (3)	40.63	0.39		0.83	1.22	(0.33)	—	(0.33)
Class B:
2009	$40.17	$0.23		$(11.33)	$(11.10)	$(0.33)	$(0.18)	$(0.51)
2008	47.73	0.46		(6.14)	(5.68)	(0.36)	(1.52)	(1.88)
2007	41.41	0.38		6.23	6.61	(0.29)	—	(0.29)
2006	39.88	0.28		1.58	1.86	(0.33)	—	(0.33)
2005	37.26	0.40		2.57	2.97	(0.35)	—	(0.35)
2004	34.44	0.21		2.79	3.00	(0.18)	—	(0.18)
Class I:
2009	$40.61	$0.41		$(11.41)	$(11.00)	$(0.66)	$(0.18)	$(0.84)
2008	48.14	0.98		(6.20)	(5.22)	(0.79)	(1.52)	(2.31)
2007	41.78	0.83		6.31	7.14	(0.78)	—	(0.78)
2006	40.17	0.75		1.60	2.35	(0.74)	—	(0.74)
2005	37.49	0.80		2.61	3.41	(0.73)	—	(0.73)
2004	34.65	0.59		2.80	3.39	(0.55)	—	(0.55)

		Ratios/Supplemental Data
Net Asset Value at End of Period	Total Investment Return Based on Net Asset Value (1)	Net Assets at End of Period (in thousands)	Ratio of Total Expenses to Average Net Assets (4)	Ratio of Net Expenses to Average Net Assets (4)	Ratio of Net Investment Income to Average Net Assets (4)	Portfolio Turnover Rate

$1.00	0.16%	$687	2.01%	1.32%	0.32%	0%
1.00	1.84%	705	1.99%	1.75%	1.77%	0%
1.00	3.52%	469	2.52%	1.75%	3.46%	0%
1.00	1.81%	630	1.90%	1.88%	2.33%	0%

$1.00	0.19%	$196	2.57%	1.21%	0.40%	0%
1.00	1.72%	289	2.60%	1.84%	1.55%	0%
1.00	3.26%	225	2.83%	2.00%	3.22%	0%
1.00	1.98%	330	2.08%	1.99%	1.89%	0%
1.00	0.74%	2,953	1.82%	1.54%	0.74%	0%
1.00	0.14%	2,986	1.83%	0.88%	0.14%	0%

$1.00	0.40%	$2,886	0.96%	0.79%	0.79%	0%
1.00	2.63%	2,850	0.98%	0.98%	2.58%	0%
1.00	4.34%	2,496	0.96%	0.96%	4.25%	0%
1.00	3.38%	2,419	0.84%	0.84%	3.71%	0%
1.00	1.37%	500	1.06%	0.92%	1.36%	0%
1.00	0.46%	500	0.99%	0.51%	0.51%	0%

$28.59	(27.57)%	$22,112	1.41%	1.41%	1.68%	0%
40.25	(12.20)%	30,247	1.29%	1.29%	1.26%	1%
47.79	16.29%	35,062	1.24%	1.24%	1.07%	1%
41.52	3.03%	30,903	1.41%	1.41%	0.93%	0%

$28.56	(27.72)%	$5,406	1.85%	1.85%	1.24%	0%
40.17	(12.46)%	8,737	1.57%	1.57%	0.97%	1%
47.73	15.98%	14,130	1.51%	1.51%	0.80%	1%
41.41	4.68%	15,783	1.66%	1.65%	0.65%	0%
39.88	7.98%	49,326	1.46%	1.46%	1.03%	0%
37.26	8.70%	48,373	1.45%	1.45%	0.57%	1%

$28.77	(27.24)%	$8,564	0.53%	0.53%	2.56%	0%
40.61	(11.51)%	11,311	0.47%	0.47%	2.08%	1%
48.14	17.18%	13,605	0.48%	0.47%	1.82%	1%
41.78	5.93%	11,354	0.48%	0.47%	1.84%	0%
40.17	9.11%	10,569	0.44%	0.44%	2.04%	0%
37.49	9.77%	10,048	0.45%	0.45%	1.57%	1%

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL HIGHLIGHTS

(1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period and is not annualized for periods less than one year. Contingent deferred sales charge or front-end sales charge is not reflected in the calculation of total investment return.

(2) Without a voluntary waiver/reimbursement of a portion of expenses (see Note 3 to the financial statements) for the periods indicated, the following Portfolios would have had per share net investment income as shown:

	Year	Per Share Net Investment Income	Amount Reimbursed
Value Growth Portfolio
Class A	2009	$0.05	$9
Class B	2009	$0.02	$877
High Grade Bond Portfolio
Class A	2009	$0.21	$28
Class B	2009	$0.17	$114
Strategic Yield Portfolio
Class A	2009	$0.25	$1,385
	2008	0.50	365
	2007	0.54	392
	2006	0.33	94
Class B	2009	$0.22	$1,913
	2008	0.46	1,647
	2007	0.50	2,997
	2006	0.45	4,291
Managed Portfolio
Class A	2009	$0.11	$242
	2007	0.39	532
	2006	0.19	188
Class B	2009	$0.07	$4,578
	2007	0.31	1,225
	2006	0.17	8,503
Money Market Portfolio
Class A	2009	$—	$2,698
	2008	0.02	1,599
	2007	0.03	3,944
	2006	0.02	140
Class B	2009	$(0.01)	$1,431
	2008	0.01	1,852
	2007	0.02	1,994
	2006	0.02	1,041
	2005	—	8,339
	2004	—	27,788
Class I	2009	$—	$2,348
	2005	0.01	668
	2004	0.01	4,537

(3) Class A financial highlights are for the period December 1, 2005 to July 31, 2006. Respective ratios/supplemental data are computed on an annualized basis.

(4) Computed on an annualized basis, unless otherwise indicated.

APPROVAL OF THE INVESTMENT ADVISORY CONTRACT: (EQUITRUST SERIES)

On November 24, 2008 the Board of Directors, including a majority of the directors who are not parties to or “interested persons” of either party to the investment advisory contract (the “independent directors”), approved for continuance the Investment Advisory and Management Services Agreement dated November 11, 1987 between the Blue Chip Portfolio of EquiTrust Series Fund, Inc. (the “Fund”) and EquiTrust Investment Management Services, Inc. (“Adviser”), and the Agreement as amended and restated June 25, 2003 and July 3, 2003 between all Portfolios of the Fund except the Blue Chip Portfolio and the Adviser (collectively the “Agreement”).

The Board of Directors, including a majority of the independent directors, determined that approval of the Agreement was in the best interests of the Fund. The independent directors were assisted by independent legal counsel in making their determination.

The Board noted that the Adviser has managed each Portfolio since its inception. The Board recognized that a long-term relationship with a capable, conscientious investment adviser is in the best interests of shareholders and that shareholders invested in the Portfolios are aware of the Adviser’s history as manager and the investment advisory fee schedules.

Nature, Quality and Extent of Services. With respect to the nature, quality and extent of the services provided by the Adviser to the Portfolios, the Board considered the functions performed by the Adviser and the personnel providing such services, the Adviser’s financial condition and the compliance regime created by the Adviser, including the fact that the Fund has had no material compliance issues.

The Board also reviewed and discussed reports prepared by the Adviser containing information on each Portfolio’s total returns and average annual total returns over various periods of time, including reports that contained and comparisons of the returns of the Portfolios’ Class A Shares and Institutional Class Shares to a peer group of funds pursuing broadly similar strategies. The Board also considered for each Portfolio, with the exception of the Money Market Portfolio, the Portfolio’s Morningstar “Snapshot” report, which included various peer group data and the Morningstar rating. The Board concluded that as to each Portfolio, the investment performance was satisfactory, and in some cases good, relative to the peer group of mutual funds included in the reports. Based on the information provided, the Board concluded that the nature and extent of services provided to each Portfolio were appropriate and that the quality was good.

Fees and Expenses. In considering fees and expenses, the Board reviewed the amounts paid to the Adviser for advisory services. The Board reviewed the management fee expense ratios of the Class A Shares and Institutional Class Shares of each Portfolio with other registered funds pursuing broadly similar strategies as included in reports prepared by the Adviser, including for each Portfolio a comparison to the Portfolio of EquiTrust Variable Insurance Series Fund with similar investment objective and management styles. The Board also reviewed the management’s “Expense Deviation from Average” report that the Adviser uses to review and evaluate expenses. This information showed that the advisory fee of each Portfolio was below average compared to other mutual funds pursuing broadly similar strategies. This information also showed that the expense ratios of the Class A Shares Managed Portfolio and Institutional Class shares of the Value Growth Managed and Blue Chip Portfolios were below average compared to similar mutual funds, and that the expense ratios of the Class A Shares and Institutional Class shares of the Value Growth, Blue Chip, High Grade Bond, Money Market and Strategic Yield Portfolios were higher than average. For those Portfolios with expense ratios higher than average, the Board considered that the higher expenses may be due to the low and/or decreasing average shareholder account size and the large number of shareholder accounts. In addition, the Board considered amounts paid to the Adviser by funds which serve as investment options for variable insurance products and by the EquiTrust Money Market Fund. The Board received information from the Adviser regarding the Adviser’s standard advisory fee schedules for the Adviser’s other clients. With respect to the Adviser’s other clients, the Board considered that the mix of services provided and the level of responsibility required under the Agreement with the Fund were different than the Adviser’s obligations for similar client accounts and that the advisory fees of such accounts are less relevant to the Board’s consideration because they reflect different competitive forces than those in the mutual fund marketplace. With respect to other EquiTrust funds, the Board considered differences in fund and fee structures in light of the different distribution channels of the funds.

The Board also considered that the Adviser has reimbursed expenses for the Portfolios over various periods of time. Based on the information considered, the Board concluded that each Portfolio’s advisory fee was reasonable and appropriate in amount given the quality of services provided.

Profitability. With respect to the costs of services provided and profits realized by the Adviser, the Board considered the advisory fees received by the Adviser from each Portfolio, and received from the Adviser information on each Portfolio’s net assets and expense ratios over a ten-year period. The Board also considered the fact that the Adviser continues to be subject to an expense reimbursement agreement and that the Adviser has kept expenses at a reasonable level. Based on this information, the Board concluded that the Adviser’s profitability for each Portfolio was not unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as each Portfolio grows and whether fee levels reflect economies of scale for the benefit of Portfolio shareholders. The Board noted that the High Grade Bond, Managed, Strategic Yield and Value Growth Portfolios have advisory fee breakpoints designed to share economies of scale with shareholders. The Board also considered that the current size of each Portfolio does not lend itself to economies of scale. The Board concluded with respect to each of the Portfolios, that the total expense ratios were reasonable.

Other Benefits to the Adviser and its Affiliates. The Board considered the character and amount of other incidental benefits received by the Adviser and its affiliates from their relationship with the Fund, including fees received by the Adviser for accounting services, shareholder services, dividend disbursing and transfer agent services and fees received by an affiliate of the Adviser for distribution services. The Board also considered the Adviser’s placement of trades for certain of the Fund’s portfolios with certain broker-dealers that provide research products and services, in addition to the execution of the securities transactions. In doing so, the Board considered the Adviser’s determinations that (i) the level and amount of such commissions were reasonable in relation to the value and type of research received, (ii) the benefit of the research to the portfolio managers in the performance of their investment decision-making responsibilities, and, in turn, the Portfolios, (iii) the research is eligible research under the SEC’s guidelines and some of the research may be available for purchase with hard dollars, and (iv) the use of traders and quality of execution and other brokerage services available through such broker-dealers. The Board concluded that, taking into account these benefits, the Portfolios’ advisory fees were reasonable.

Based on all of the information considered and the conclusions reached, the Board determined to approve the Agreement. The Board of Directors, including the independent directors, did not identify any single factor or group of factors as all important or controlling and considered all factors together.

Information on Proxy Voting

The Fund has delegated the authority to vote proxies related to the Fund’s portfolio securities to the Fund’s investment adviser, EquiTrust Investment. A description of the policies and procedures that EquiTrust Investment uses in fulfilling this responsibility is available, without charge, upon request by calling 1-877-860-2904. It also appears in the Fund’s Statement of Additional Information, which can be found on the SEC’s website at http://www.sec.gov. The Fund’s proxy voting record for the most recent 12-month period ended June 30, 2008 is available without charge, by calling the toll-free number listed above or by accessing the SEC’s website.

Form N-Q Disclosure

The Fund files a complete schedule of portfolio holdings for its first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of Form N-Q is also available, without charge, by calling the Fund at 1-877-860-2904.

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item	4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedules of Investments.

See Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to this Item.

Item 11.	Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change to the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EquiTrust Series Fund, Inc.

By:	/s/ Kristi Rojohn
Name: Kristi Rojohn
Title: Chief Executive Officer
Date: 4/2/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi Rojohn
Name: Kristi Rojohn
Title: Chief Executive Officer Date: 4/2/09

By:	/s/ James P. Brannen
Name: James P. Brannen
Title: Chief Financial Officer
Date: 4/2/09